UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — June 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|12

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Stock markets around the world continue to exhibit volatility due to Europe’s unresolved sovereign debt crisis, China’s decelerating economy, and slower-than-expected economic growth in the United States.

At the end of June, however, the European summit in Brussels offered evidence that policymakers were taking positive steps toward resolving the eurozone’s debt crisis. Although a lasting resolution remains to be seen, investors were heartened by the European developments, and the rally that came on the final day of the month pushed stocks to their best June in more than a decade. This performance followed a sharp market sell-off in May.

Putnam’s fundamental, bottom-up investment approach is well suited to uncovering opportunities in today’s volatile market environment, while seeking to guard against downside risk. In this climate, it is also important to rely on the expertise of your financial advisor, who can help you maintain a long-term focus and balanced investment approach.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/12)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2012

Class IA: $14.93	Class IB: $15.04

Total return at net asset value
				Barclays U.S.
			Russell 3000	Aggregate
(as of 6/30/12)	Class IA shares*	Class IB shares†	Index	Bond Index

6 months	6.85%	6.68%	9.32%	2.37%

1 year	1.80	1.53	3.84	7.47

5 years	8.86	7.68	1.99	38.90
Annualized	1.71	1.49	0.39	6.79

10 years	70.10	66.90	75.96	72.96
Annualized	5.46	5.26	5.81	5.63

Life	456.70	436.54	842.29	444.47
Annualized	7.29	7.12	9.62	7.19

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/12. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How have financial markets performed during the first half of 2012?

Markets rallied vigorously in the first few months of 2012, as concerns about several global macroeconomic risks subsided. Stocks, in particular, recovered from negative performance in the second half of 2011. The European Central Bank’s decision this past November to introduce the Long-Term Refinancing Operation relieved short-term funding pressure on dozens of European banks. In February, European authorities also reached an agreement to restructure Greece’s sovereign debt.

The rally did not last, however. Stock markets retreated from April through June as Spain’s banking crisis deteriorated further and led to plans for a $125 billion loan from other eurozone members. Meanwhile, borrowing costs for Spain’s government rose to unsustainable levels. As stocks retreated in the second quarter, high-quality bonds, especially U.S. Treasury and mortgage-backed bonds, performed much better.

How was the portfolio positioned during the period?

As 2012 began, we anticipated a better environment for taking risk and decided to increase the fund’s exposures to more growth-oriented investments such as stocks and high-yield bonds. This positioning was beneficial in the first three months of the year, but then experienced a setback in the more recent months. Fortunately, as stocks retreated, the fund’s strategic fixed-income exposure meant that it had exposure to a variety of government and mortgage-backed sectors.

For the period as a whole, stock selection contributed positively to performance. Exposure to high-yield corporate bonds also helped results. While international markets underperformed, our positioning in these markets helped mitigate this weakness. Detractors included our selection of small-cap growth stocks, which experienced relatively poor results.

What do you consider some of the greatest risks today?

Although European leaders have taken measures to support Spanish banks, we believe both Spain and Italy face the danger of unsustainable borrowing costs. It seems that with each additional effort made by policymakers, the positive impact on markets appears to wear off more quickly. In our opinion, we may be moving closer to a day of reckoning.

Meanwhile, macroeconomic data in the United States, China, and other emerging markets have been disappointing, though not enough to change our central view that the global economy will expand modestly. For the U.S. economy, a major negative factor is uncertainty about negotiations to lift the federal debt ceiling this year and automatic cuts to spending and increases in taxes scheduled for the start of 2013. In our opinion, it is unlikely that any action to avoid this outcome will be taken before the November election, and the ongoing uncertainty will probably be enough to restrain consumer and business spending. That said, we believe the U.S. expansion will continue, helped along by falling energy and gasoline prices, which give consumers more money to spend.

What is your opinion of current opportunities in stocks and bonds?

We still believe prospects for growth-oriented investments are relatively attractive. Stock valuations are attractive on many metrics. For stocks, our preferred measurement is free cash flow yield. When we look at free cash flow yields during the period stretching all the way back to World War II, we find that large-cap stocks have rarely been cheaper than they are today. However, given the uptick in macroeconomic risk, we favor these assets less than we did at the beginning of 2012.

Our research on high-yield bonds suggests that these securities have only been cheaper during two very low points for the sector: in the 2008 crisis and during the early 1990s. We continue to favor these securities in the portfolio because we believe they offer potential for attractive risk-adjusted returns.

By comparison, yields on government bonds, particularly 10-year Treasuries, fell below 2% during the second quarter. That’s a low level of income, one of the lowest in history. It does not compensate investors adequately, we believe, for the amount of interest-rate risk we see in Treasuries. Should rates increase for any reason, Treasuries could easily experience losses. However, we continue to have a strategic exposure to high-quality fixed-income securities because we believe they provide attractive diversification and a haven from macro risk when markets become volatile.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and

2 Putnam VT Global Asset Allocation Fund

bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s managers are James A. Fetch; Robert J. Kea, CFA; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive through traditional securities, or to hedge risk associated with a particular position.

Derivatives may depreciate in value, lose money, amplify traditional market risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives carry “counterparty risk,” the risk that the other party is unable or unwilling to pay. Putnam monitors counterparty risk and, for some types of derivatives, seeks to mitigate it by entering into collateral agreements with counterparties which require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2012, to June 30, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/12		for the 6 months ended 6/30/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.63	$5.91	$4.52	$5.77

Ending value
(after expenses)	$1,068.50	$1,066.80	$1,020.39	$1,019.14

Annualized
expense ratio	0.90%	1.15%	0.90%	1.15%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/12 (Unaudited)

COMMON STOCKS (49.0%)*	Shares	Value

Basic materials (2.8%)
Agrium, Inc. (Canada)	123	$10,882

Albemarle Corp. S	2,600	155,064

American Vanguard Corp. S	699	18,586

Andersons, Inc. (The)	57	2,432

Archer Daniels-Midland Co.	340	10,037

Arkema (France)	367	24,047

Assa Abloy AB Class B (Sweden)	4,058	113,474

BASF SE (Germany)	3,506	243,627

Bemis Co., Inc.	3,400	106,556

BHP Billiton PLC (United Kingdom)	2,844	81,215

BHP Billiton, Ltd. (Australia)	4,732	154,247

Black Earth Farming, Ltd. SDR (Jersey) †	606	786

Buckeye Technologies, Inc.	1,187	33,818

Cambrex Corp. †	3,771	35,485

CF Industries Holdings, Inc.	1,671	323,740

Chicago Bridge & Iron Co., NV (Netherlands)	3,500	132,860

China Shanshui Cement Group, Ltd. (China)	22,000	15,140

Cliffs Natural Resources, Inc. S	3,800	187,302

Cresud S.A.C.I.F. y A. ADR (Argentina)	247	1,771

Cytec Industries, Inc.	1,600	93,824

Domtar Corp. (Canada)	1,398	107,241

First Resources, Ltd. (Singapore)	21,000	32,099

Fortescue Metals Group, Ltd. (Australia)	4,351	22,237

Fortune Brands Home & Security, Inc. †	6,000	133,620

Georgia Gulf Corp. †	708	18,174

Goldcorp, Inc. (Canada)	667	25,112

Golden Agri-Resources, Ltd. (Singapore)	34,000	18,176

GrainCorp, Ltd. (Australia)	716	7,023

Holcim, Ltd. (Switzerland)	1,710	94,737

Horsehead Holding Corp. †	2,335	23,257

Incitec Pivot, Ltd. (Australia)	2,057	6,064

Innophos Holdings, Inc. S	1,156	65,268

Innospec, Inc. †	1,324	39,204

Intrepid Potash, Inc. † S	177	4,029

K&S AG (Germany)	442	20,167

KapStone Paper and Packaging Corp. †	3,552	56,299

Koninklijke DSM NV (Netherlands)	1,579	77,904

KWS Saat AG (Germany)	13	3,383

L.B. Foster Co. Class A	460	13,161

Landec Corp. †	4,164	35,644

Lanxess AG (Germany)	819	51,662

Linde AG (Germany)	567	88,315

LyondellBasell Industries NV Class A (Netherlands)	7,600	306,052

Minerals Technologies, Inc.	230	14,669

Monsanto Co.	10,651	881,690

Mosaic Co. (The)	131	7,174

Newcrest Mining, Ltd. (Australia)	452	10,521

Nitto Denko Corp. (Japan)	3,700	157,806

NN, Inc. †	3,048	31,120

Nufarm, Ltd. (Australia)	1,026	5,340

PolyOne Corp.	3,658	50,041

Potash Corp. of Saskatchewan, Inc. (Canada)	366	15,991

PPG Industries, Inc.	3,700	392,644

PT Astra Agro Lestari Tbk (Indonesia)	1,500	3,212

COMMON STOCKS (49.0%)* cont.	Shares	Value

Basic materials cont.
Rio Tinto PLC (United Kingdom)	3,406	$162,668

Rio Tinto, Ltd. (Australia)	3,147	184,977

Sealed Air Corp.	6,200	95,728

Showa Denko KK (Japan)	29,000	56,359

SLC Agricola SA (Brazil)	272	2,707

Sociedad Quimica y Minera de Chile SA ADR (Chile)	212	11,802

Steel Dynamics, Inc. S	6,800	79,900

Syngenta AG (Switzerland)	457	156,012

Teck Resources, Ltd. Class B (Canada)	500	15,485

TPC Group, Inc. †	743	27,454

Tronox, Ltd. Class A † S	304	36,699

Uralkali (Russia) †	2,921	22,379

Valspar Corp.	2,900	152,221

Vilmorin & Cie (France)	29	3,070

Viterra, Inc. (Canada)	597	9,470

voestalpine AG (Austria)	2,521	66,840

W.R. Grace & Co. †	1,854	93,534

Westlake Chemical Corp.	800	41,808

Wilmar International, Ltd. (Singapore)	2,000	5,750

Yara International ASA (Norway)	198	8,671

		5,797,463
Capital goods (2.8%)
ABB, Ltd. (Switzerland)	4,702	76,738

AGCO Corp. † S	3,498	159,964

Aisin Seiki Co., Ltd. (Japan)	2,600	86,521

American Axle & Manufacturing Holdings, Inc. † S	1,556	16,322

Applied Industrial Technologies, Inc. S	2,146	79,080

AZZ, Inc.	383	23,463

Bombardier, Inc. Class B (Canada)	4,700	18,558

Canon, Inc. (Japan)	200	8,009

Cascade Corp. S	1,064	50,061

Chart Industries, Inc. † S	1,056	72,611

Chase Corp.	1,228	16,210

Chiyoda Corp. (Japan)	3,000	36,753

CNH Global NV (Netherlands) † S	227	8,821

Cobham PLC (United Kingdom)	23,472	85,486

Cummins, Inc. S	4,800	465,168

Daelim Industrial Co., Ltd. (South Korea)	185	14,801

Deere & Co. S	179	14,476

Dover Corp.	5,238	280,809

DXP Enterprises, Inc. †	1,322	54,850

Embraer SA ADR (Brazil)	900	23,877

Emerson Electric Co.	16,905	787,435

European Aeronautic Defense and Space Co. NV (France)	4,294	152,276

Exelis, Inc.	7,600	74,936

Finning International, Inc. (Canada)	1,100	25,585

Fluor Corp.	5,102	251,733

Franklin Electric Co., Inc. S	879	44,943

Fuji Electric Co., Ltd. (Japan)	28,000	68,388

Generac Holdings, Inc.	1,080	25,985

Global Power Equipment Group, Inc.	788	17,210

Great Lakes Dredge & Dock Corp.	9,787	69,683

Greenbrier Companies, Inc. † S	1,429	25,122

Haitian International Holdings, Ltd. (China)	8,000	7,946

Hartalega Holdings Bhd (Malaysia)	11,100	14,089

Hitachi, Ltd. (Japan)	29,000	178,354

Hyflux, Ltd. (Singapore)	12,000	12,853

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (49.0%)* cont.	Shares	Value

Capital goods cont.
IHI Corp. (Japan)	16,000	$34,148

ITT Corp.	3,700	65,120

Kadant, Inc. †	1,437	33,698

Lindsay Corp.	110	7,139

Lockheed Martin Corp.	6,618	576,295

LSB Industries, Inc. †	2,495	77,120

McDermott International, Inc. †	8,500	94,690

Metso Corp. OYJ (Finland)	302	10,456

Mitsubishi Electric Corp. (Japan)	8,000	66,676

MTU Aero Engines Holding AG (Germany)	136	9,986

NACCO Industries, Inc. Class A	389	45,221

Newport Corp. †	931	11,191

Raytheon Co. S	9,241	522,948

Schindler Holding AG (Switzerland)	550	61,506

Schneider Electric SA (France)	648	36,106

Singapore Technologies Engineering, Ltd. (Singapore)	11,000	27,145

Smith & Wesson Holding Corp. †	4,556	37,860

Standard Motor Products, Inc.	1,555	21,894

Standex International Corp.	654	27,841

Staples, Inc. S	17,100	223,155

Tetra Tech, Inc. †	559	14,579

Textron, Inc. S	8,700	216,369

TriMas Corp. †	3,674	73,847

Valmont Industries, Inc. S	653	78,993

Vinci SA (France) S	2,860	133,858

		5,856,957
Communication services (2.5%)
Allot Communications, Ltd. (Israel) †	1,632	45,468

Aruba Networks, Inc. † S	1,612	24,261

AT&T, Inc. S	18,431	657,249

BCE, Inc. (Canada)	870	35,873

BroadSoft, Inc. †	568	16,449

BT Group PLC (United Kingdom)	54,121	179,407

China Mobile, Ltd. (China)	2,000	21,981

China Unicom Hong Kong, Ltd. (China)	8,000	10,051

Cincinnati Bell, Inc. † S	11,885	44,212

Comcast Corp. Class A	38,900	1,243,633

Deutsche Telekom AG (Germany)	5,525	60,611

EchoStar Corp. Class A †	5,937	156,856

France Telecom SA (France)	5,597	73,655

HSN, Inc.	1,166	47,048

IAC/InterActiveCorp.	4,100	186,960

InterDigital, Inc.	319	9,414

Jupiter Telecommunications Co., Ltd. (Japan)	18	18,375

Kabel Deutschland Holding AG (Germany) †	2,283	142,077

Loral Space & Communications, Inc.	636	42,835

NeuStar, Inc. Class A † S	1,299	43,387

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	3,000	139,386

NTT DoCoMo, Inc. (Japan)	28	46,597

Premiere Global Services, Inc. †	1,559	13,080

Tele2 AB Class B (Sweden)	3,232	50,091

Telecity Group PLC (United Kingdom) †	2,896	36,461

Telefonica SA (Spain)	5,253	69,303

USA Mobility, Inc.	1,764	22,685

Verizon Communications, Inc.	32,821	1,458,565

Vodafone Group PLC (United Kingdom)	78,653	220,986

Ziggo NV (Netherlands) †	1,066	34,081

		5,151,037

COMMON STOCKS (49.0%)* cont.	Shares	Value

Conglomerates (1.2%)
AMETEK, Inc. S	5,000	$249,550

Danaher Corp.	13,100	682,248

General Electric Co.	35,345	736,590

Marubeni Corp. (Japan)	4,000	26,623

Mitsui & Co., Ltd. (Japan)	5,500	81,602

Siemens AG (Germany)	2,119	178,118

Tyco International, Ltd.	12,395	655,076

Vivendi (France)	668	12,419

		2,622,226
Consumer cyclicals (5.7%)
Advance Auto Parts, Inc.	2,000	136,440

Aeon Co., Ltd. (Japan)	4,800	59,832

Alliance Data Systems Corp. †	2,243	302,805

Ameristar Casinos, Inc.	2,246	39,911

Bayerische Motoren Werke (BMW) AG (Germany)	436	31,592

Bed Bath & Beyond, Inc. †	5,500	339,900

Belo Corp. Class A	10,934	70,415

Big Lots, Inc. † S	1,697	69,221

Bluegreen Corp. † S	3,103	15,391

Brilliance China Automotive Holdings, Inc. (China) †	12,000	10,565

Brunswick Corp. S	839	18,643

Buckle, Inc. (The) S	1,405	55,596

Bunzl PLC (United Kingdom)	4,308	70,573

Cabela’s, Inc. † S	2,253	85,186

Cato Corp. (The) Class A	639	19,464

CBS Corp. Class B	14,100	462,198

Christian Dior SA (France)	604	83,183

Cia Hering (Brazil)	1,500	28,454

Cie Financiere Richemont SA (Switzerland)	415	22,775

Coach, Inc. S	5,955	348,248

Compass Group PLC (United Kingdom)	10,652	111,731

Conn’s, Inc. †	2,758	40,818

Constant Contact, Inc. †	1,110	19,847

Continental AG (Germany)	339	28,259

Cooper Tire & Rubber	1,835	32,186

Daimler AG (Registered Shares) (Germany)	1,532	68,900

Dana Holding Corp.	2,379	30,475

Deluxe Corp. S	2,119	52,848

Destination Maternity Corp.	2,537	54,799

Dillards, Inc. Class A S	2,873	182,953

Dolby Laboratories, Inc. Class A †	2,400	99,120

Dongfeng Motor Group Co., Ltd. (China)	6,000	9,354

DSW, Inc. Class A	662	36,013

Dun & Bradstreet Corp. (The) S	1,800	128,106

Elders, Ltd. (Australia) †	6,143	1,397

Expedia, Inc. S	3,050	146,614

Express, Inc. †	3,028	55,019

Fiat Industrial SpA (Italy)	14,099	138,937

Fiat SpA (Italy) †	4,656	23,560

Finish Line, Inc. (The) Class A	3,405	71,199

Foot Locker, Inc.	9,700	296,626

G-III Apparel Group, Ltd. † S	1,916	45,390

Gannett Co., Inc.	7,600	111,948

General Motors Co. †	15,800	311,576

Genesco, Inc. †	685	41,203

Global Cash Access Holdings, Inc. †	4,986	35,949

Global Mediacom Tbk PT (Indonesia)	75,000	12,215

GNC Holdings, Inc. Class A	1,423	55,782

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.0%)* cont.	Shares	Value

Consumer cyclicals cont.
Haier Electronics Group Co., Ltd. (China) †	18,000	$21,746

Hakuhodo DY Holdings, Inc. (Japan)	1,390	92,033

Helen of Troy, Ltd. (Bermuda) †	701	23,757

Hino Motors, Ltd. (Japan)	13,000	93,946

HMS Holdings Corp. †	848	28,247

Home Depot, Inc. (The)	16,400	869,036

Indofood Agri Resources, Ltd. (Singapore)	1,000	1,144

Industria de Diseno Textil (Inditex) SA (Spain)	1,018	105,291

Isuzu Motors, Ltd. (Japan)	22,000	117,619

KAR Auction Services, Inc. †	1,861	31,991

Kingfisher PLC (United Kingdom)	9,246	41,806

La-Z-Boy, Inc. † S	2,211	27,173

Leapfrog Enterprises, Inc. †	6,442	66,095

Lear Corp.	3,000	113,190

Localiza Rent a Car SA (Brazil)	1,700	25,688

Lowe’s Cos., Inc.	11,800	335,592

LVMH Moet Hennessy Louis Vuitton SA (France)	426	64,930

Macy’s, Inc.	9,300	319,455

Major Cineplex Group PCL (Thailand)	18,200	9,971

Marriott International, Inc. Class A S	6,400	250,880

McGraw-Hill Cos., Inc. (The)	6,800	306,000

Men’s Wearhouse, Inc. (The) S	1,284	36,132

MGM China Holdings, Ltd. (Hong Kong)	35,600	54,753

News Corp. Class A	27,200	606,288

Next PLC (United Kingdom)	2,328	116,734

Nissan Motor Co., Ltd. (Japan)	15,500	146,796

Nu Skin Enterprises, Inc. Class A S	397	18,619

O’Reilly Automotive, Inc. †	3,000	251,310

OPAP SA (Greece)	4,662	29,338

Pearson PLC (United Kingdom)	1,677	33,307

Perry Ellis International, Inc. †	1,281	26,581

PetSmart, Inc.	3,100	211,358

Pier 1 Imports, Inc.	750	12,323

Porsche Automobil Holding SE
(Preference) (Germany)	909	45,264

PPR SA (France)	154	21,991

Publicis Group SA (France)	1,794	82,042

Randstad Holding NV (Netherlands)	595	17,571

Rent-A-Center, Inc. S	792	26,722

Scania AB Class B (Sweden)	3,290	56,492

Scholastic Corp.	904	25,457

Select Comfort Corp. †	1,288	26,945

Shuffle Master, Inc. †	897	12,379

Sinclair Broadcast Group, Inc. Class A	5,780	52,367

SJM Holdings, Ltd. (Hong Kong)	38,000	70,902

Sonic Automotive, Inc. Class A S	7,655	104,644

Spectrum Brands Holdings, Inc. †	766	24,949

Standard Parking Corp. †	1,359	29,246

Stella International Holdings, Ltd. (Hong Kong)	10,500	26,055

Suzuki Motor Corp. (Japan)	4,500	92,240

Swire Pacific, Ltd. Class A (Hong Kong)	9,000	104,980

Tempur-Pedic International, Inc. †	1,019	23,834

Thor Industries, Inc.	387	10,608

TNS, Inc. †	3,916	70,253

Towers Watson & Co. Class A	2,100	125,790

Town Sports International Holdings, Inc. †	2,751	36,561

Trump Entertainment Resorts, Inc. †	34	102

COMMON STOCKS (49.0%)* cont.	Shares	Value

Consumer cyclicals cont.
TUI Travel PLC (United Kingdom)	15,255	$40,708

URS Corp.	2,900	101,152

Valeo SA (France) S	558	23,121

ValueClick, Inc. †	761	12,473

Vertis Holdings, Inc. † F	115	1

Viacom, Inc. Class B	10,924	513,646

VistaPrint NV † S	3,700	119,510

Volkswagen AG (Preference) (Germany)	547	86,725

Volvo AB Class B (Sweden)	1,492	17,092

VOXX International Corp. †	4,259	39,694

Wal-Mart de Mexico SAB de CV ADR (Mexico) S	1,000	26,640

Wal-Mart Stores, Inc.	2,897	201,979

WPP PLC (Ireland)	6,742	81,944

Wyndham Worldwide Corp.	4,100	216,234

Wynn Resorts, Ltd.	2,000	207,440

		11,778,098
Consumer staples (5.0%)
AFC Enterprises †	5,312	122,920

Ajinomoto Co., Inc. (Japan)	2,000	27,804

Anheuser-Busch InBev NV (Belgium)	3,184	247,533

Associated British Foods PLC (United Kingdom)	4,743	95,432

Avis Budget Group, Inc. † S	5,986	90,987

Barrett Business Services, Inc.	993	20,992

Beacon Roofing Supply, Inc. † S	2,050	51,701

BRF — Brasil Foods SA ADR (Brazil)	343	5,210

Brinker International, Inc. S	3,844	122,508

British American Tobacco (BAT) PLC
(United Kingdom)	3,591	182,776

Bunge, Ltd.	139	8,721

Campbell Soup Co. S	6,700	223,646

Career Education Corp. †	1,477	9,881

Casino Guichard-Perrachon SA (France)	1,044	91,669

Chaoda Modern Agriculture Holdings, Ltd. (China) † F	10,000	645

Cheesecake Factory, Inc. (The) †	964	30,809

Chiquita Brands International, Inc. † S	120	600

Church & Dwight Co., Inc. S	1,500	83,205

Coca-Cola Co. (The)	4,800	375,312

Cola-Cola Amatil, Ltd. (Australia)	1,777	24,407

ConAgra Foods, Inc.	13,100	339,683

Corinthian Colleges, Inc. † S	5,961	17,227

Corrections Corporation of America	4,100	120,745

Costco Wholesale Corp.	9,300	883,500

CVS Caremark Corp.	24,900	1,163,577

Danone (France)	1,308	81,204

Diageo PLC (United Kingdom)	2,287	58,834

Distribuidora Internacional de Alimentacion SA (Spain) †	8,656	40,683

Dollar Thrifty Automotive Group †	315	25,502

Dr. Pepper Snapple Group, Inc. S	7,800	341,250

Glanbia PLC (Ireland)	430	3,180

Heineken Holding NV (Netherlands)	1,697	75,954

Herbalife, Ltd. S	2,800	135,324

Imperial Tobacco Group PLC (United Kingdom)	255	9,812

Ingredion, Inc.	143	7,081

IOI Corp. Bhd (Malaysia)	3,700	6,068

Japan Tobacco, Inc. (Japan)	8,400	248,922

Kao Corp. (Japan)	3,100	85,498

Kerry Group PLC Class A (Ireland)	3,530	154,536

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (49.0%)* cont.	Shares	Value

Consumer staples cont.
Koninklijke Ahold NV (Netherlands)	5,065	$62,762

Kroger Co. (The)	16,700	387,273

Kuala Lumpur Kepong Bhd (Malaysia)	900	6,531

Lawson, Inc. (Japan)	1,300	90,951

Lianhua Supermarket Holdings Co., Ltd. (China)	10,000	9,634

Lorillard, Inc. S	3,600	475,020

Maple Leaf Foods, Inc. (Canada)	278	3,198

McDonald’s Corp.	1,714	151,740

Minor International PCL (Thailand)	31,100	14,003

Molson Coors Brewing Co. Class B	5,600	233,016

Nestle SA (Switzerland)	4,381	261,333

Olam International, Ltd. (Singapore)	8,545	12,435

Papa John’s International, Inc. †	493	23,452

PepsiCo, Inc. S	2,480	175,237

Philip Morris International, Inc.	18,961	1,654,537

Prestige Brands Holdings, Inc. †	1,689	26,703

Procter & Gamble Co. (The)	8,824	540,470

PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk (Indonesia)	13,500	3,873

Rakuten, Inc. (Japan)	4,000	41,423

Robert Half International, Inc.	5,200	148,564

SABMiller PLC (United Kingdom)	1,193	47,920

Sally Beauty Holdings, Inc. †	1,246	32,072

Smithfield Foods, Inc. †	156	3,374

Spartan Stores, Inc.	1,240	22,481

Tate & Lyle PLC (United Kingdom)	488	4,959

Tesco PLC (United Kingdom)	5,227	25,408

Toyota Tsusho Corp. (Japan)	4,800	91,555

Tyson Foods, Inc. Class A	274	5,159

Unilever PLC (United Kingdom)	1,630	54,783

USANA Health Sciences, Inc. †	309	12,706

WM Morrison Supermarkets PLC (United Kingdom)	9,307	38,843

Woolworths, Ltd. (Australia)	3,403	93,598

Yamazaki Baking Co., Inc. (Japan)	4,000	52,377

		10,422,728
Energy (4.5%)
Basic Energy Services, Inc. † S	2,917	30,103

BG Group PLC (United Kingdom)	7,121	145,751

BP PLC (United Kingdom)	12,860	86,164

Canadian Natural Resources, Ltd. (Canada)	2,700	72,426

Chevron Corp.	12,401	1,308,306

Clayton Williams Energy, Inc. †	461	22,303

Cloud Peak Energy, Inc. † S	1,369	23,150

Compton Petroleum Corp. (Canada) †	2,107	2,254

ConocoPhillips S	3,748	209,438

Contango Oil & Gas Co. † S	578	34,218

CVR Energy, Inc. (Escrow) †	1,984	—

Deepocean Group (Shell) (acquired 6/9/11,
cost $19,306) (Norway) † ‡	1,329	21,264

Delek US Holdings, Inc.	1,543	27,141

Diamond Offshore Drilling, Inc.	2,100	124,173

Energy Partners, Ltd. †	2,102	35,524

ENI SpA (Italy)	8,357	178,350

Exxon Mobil Corp.	21,004	1,797,312

Helix Energy Solutions Group, Inc. † S	4,084	67,018

Helmerich & Payne, Inc. S	2,600	113,048

HollyFrontier Corp.	5,000	177,150

COMMON STOCKS (49.0%)* cont.	Shares	Value

Energy cont.
Inpex Corp. (Japan)	13	$72,882

Key Energy Services, Inc. † S	4,069	30,924

Marathon Oil Corp.	12,200	311,954

Marathon Petroleum Corp.	6,950	312,194

Mitcham Industries, Inc. †	1,684	28,577

Murphy Oil Corp.	4,000	201,160

National Oilwell Varco, Inc. S	6,700	431,748

Nexen, Inc. (Canada)	775	13,123

Occidental Petroleum Corp.	6,895	591,384

Oceaneering International, Inc.	5,500	263,230

Peabody Energy Corp.	6,100	149,572

Petrofac, Ltd. (United Kingdom)	5,526	120,807

Petroleo Brasileiro SA ADR (Brazil)	635	11,919

Phillips 66 †	1,924	63,954

Repsol YPF SA (Rights) (Spain) †	2,465	1,728

Repsol YPF SA (Spain)	2,465	39,633

REX American Resources Corp. †	896	17,490

Rosetta Resources, Inc. †	490	17,954

Royal Dutch Shell PLC Class A (United Kingdom)	5,734	193,157

Royal Dutch Shell PLC Class A (United Kingdom)	4,254	143,751

Royal Dutch Shell PLC Class B (United Kingdom)	4,162	145,255

Schlumberger, Ltd.	2,400	155,784

Stallion Oilfield Holdings, Ltd. †	143	4,576

Statoil ASA (Norway)	5,213	124,653

Stone Energy Corp. † S	3,179	80,556

Superior Energy Services †	4,600	93,058

Swift Energy Co. † S	1,824	33,945

Technip SA (France)	691	72,109

Tesoro Corp. †	4,500	112,320

Total SA (France)	3,129	141,209

Tullow Oil PLC (United Kingdom)	2,618	60,435

Unit Corp. †	688	25,380

Vaalco Energy, Inc. †	7,642	65,950

Valero Energy Corp.	17,100	412,965

W&T Offshore, Inc.	1,957	29,942

Western Refining, Inc.	1,658	36,924

Williams Cos., Inc. (The)	7,000	201,740

		9,289,035
Financials (7.9%)
3i Group PLC (United Kingdom)	10,878	33,676

ACE, Ltd.	918	68,051

Agree Realty Corp. R	1,196	26,467

AIA Group, Ltd. (Hong Kong)	40,400	139,297

Allianz SE (Germany)	1,300	130,721

Allied World Assurance Co. Holdings AG	2,477	196,847

American Capital Agency Corp. R	507	17,040

American Equity Investment Life Holding Co. S	3,800	41,838

American Financial Group, Inc.	3,444	135,108

American Safety Insurance Holdings, Ltd. †	1,937	36,319

Amtrust Financial Services, Inc. S	679	20,173

Aon PLC (United Kingdom)	9,900	463,122

Apollo Commercial Real Estate Finance, Inc. R	2,270	36,479

Apollo Residential Mortgage, Inc.	1,909	36,806

Arch Capital Group, Ltd. †	5,104	202,578

Arlington Asset Investment Corp. Class A	817	17,737

ARMOUR Residential REIT, Inc. R	3,812	27,103

Ashford Hospitality Trust, Inc. R	4,485	37,809

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.0%)* cont.	Shares	Value

Financials cont.
Ashmore Group PLC (United Kingdom)	6,001	$32,932

Assurant, Inc.	3,900	135,876

Assured Guaranty, Ltd. (Bermuda)	10,434	147,119

Australia & New Zealand Banking Group, Ltd. (Australia)	9,597	217,862

AvalonBay Communities, Inc. R	2,200	311,256

AXA SA (France) S	8,206	109,831

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	2,815	20,289

Banco Santander Central Hispano SA (Spain)	8,462	56,516

Bank of America Corp.	7,204	58,929

Bank of the Ozarks, Inc. S	909	27,343

Barclays PLC (United Kingdom)	60,225	154,164

Berkshire Hathaway, Inc. Class B †	4,400	366,652

BM&F Bovespa SA (Brazil)	3,500	17,862

BNP Paribas SA (France)	2,550	98,440

British Land Company PLC (United Kingdom) R	4,879	39,084

Cardinal Financial Corp.	2,336	28,686

Cardtronics, Inc. †	1,408	42,536

CBL & Associates Properties, Inc. R	3,030	59,206

CBOE Holdings, Inc.	6,300	174,384

Chimera Investment Corp. R	31,100	73,396

China Construction Bank Corp. (China)	91,000	62,742

China Pacific Insurance (Group) Co., Ltd. (China)	3,400	11,084

CIT Group, Inc. †	2,900	103,356

Citigroup, Inc.	4,879	133,733

Citizens & Northern Corp.	1,505	28,670

Citizens Republic Bancorp, Inc. †	1,336	22,886

City National Corp. S	800	38,864

CNO Financial Group, Inc.	5,239	40,864

Commonwealth Bank of Australia (Australia)	2,966	162,318

DBS Group Holdings, Ltd. (Singapore)	5,000	55,190

Deutsche Bank AG (Germany)	2,713	98,599

Dexus Property Group (Australia)	98,768	94,472

Dynex Capital, Inc. R	2,847	29,552

East West Bancorp, Inc.	4,178	98,016

Eaton Vance Corp. S	8,100	218,295

Equity Residential Trust R	6,300	392,868

Everest Re Group, Ltd. S	1,800	186,282

Fidelity National Financial, Inc. Class A	9,000	173,340

Financial Institutions, Inc.	1,558	26,299

First Community Bancshares Inc.	1,476	21,299

First Industrial Realty Trust † R	2,114	26,679

Flushing Financial Corp.	2,725	37,142

FXCM, Inc. Class A	1,547	18,193

Genworth Financial, Inc. Class A †	4,977	28,170

Glimcher Realty Trust R	2,800	28,616

Goldman Sachs Group, Inc. (The)	2,900	277,994

Hachijuni Bank, Ltd. (The) (Japan)	11,000	57,229

Hang Lung Group, Ltd. (Hong Kong)	11,000	67,794

Hanmi Financial Corp. †	3,082	32,299

Hartford Financial Services Group, Inc. (The) S	14,800	260,924

Heartland Financial USA, Inc. S	1,046	25,104

Henderson Land Development Co., Ltd. (Hong Kong)	3,000	16,667

HFF, Inc. Class A †	4,937	68,822

Home Bancshares, Inc.	1,158	35,412

Housing Development Finance Corp., Ltd.
(HDFC) (India)	1,612	18,970

COMMON STOCKS (49.0%)* cont.	Shares	Value

Financials cont.
HSBC Holdings PLC
(London Exchange) (United Kingdom)	29,529	$260,370

Hysan Development Co., Ltd. (Hong Kong)	5,000	19,018

Industrial and Commercial Bank of China, Ltd. (China)	33,000	18,453

ING Groep NV GDR (Netherlands) †	11,396	76,887

Insurance Australia Group, Ltd. (Australia)	25,046	89,753

Interactive Brokers Group, Inc. Class A	3,493	51,417

Invesco Mortgage Capital, Inc. R	1,148	21,054

Investment AB Kinnevik Class B (Sweden)	4,302	86,405

Jefferies Group, Inc.	12,400	161,076

Jones Lang LaSalle, Inc.	1,288	90,637

JPMorgan Chase & Co.	38,543	1,377,141

Kasikornbank PCL NVDR (Thailand)	2,900	14,870

Lexington Realty Trust R	10,726	90,849

LTC Properties, Inc. R	1,681	60,987

Macquarie Group, Ltd. (Australia)	638	17,178

Maiden Holdings, Ltd. (Bermuda)	2,577	22,368

MainSource Financial Group, Inc.	2,315	27,386

MFA Financial, Inc. R	3,826	30,187

Mirvac Group (Australia) R	15,450	20,233

Mission West Properties R	2,225	19,180

Mitsubishi UFJ Financial Group, Inc. (Japan)	36,700	175,639

Mitsui Fudosan Co., Ltd. (Japan)	4,000	77,595

Morgan Stanley	27,000	393,930

Nasdaq OMX Group, Inc. (The)	8,400	190,428

National Australia Bank, Ltd. (Australia)	2,625	63,749

National Bank of Canada (Canada)	570	40,741

National Financial Partners Corp. † S	1,262	16,911

National Health Investors, Inc. R	1,497	76,227

Nelnet, Inc. Class A	1,391	31,993

Northern Trust Corp.	8,400	386,568

Ocwen Financial Corp. †	4,214	79,139

One Liberty Properties, Inc. R	1,569	29,544

ORIX Corp. (Japan)	1,870	174,056

Peoples Bancorp, Inc.	1,437	31,585

Persimmon PLC (United Kingdom)	1,471	14,076

PNC Financial Services Group, Inc.	6,100	372,771

Popular, Inc. (Puerto Rico) †	1,212	20,131

Portfolio Recovery Associates, Inc. † S	308	28,108

Protective Life Corp.	1,204	35,410

Prudential PLC (United Kingdom)	16,627	192,647

PS Business Parks, Inc. R	618	41,851

Public Storage R	2,900	418,789

Rayonier, Inc. R	3,200	143,680

Reinsurance Group of America, Inc. Class A	3,000	159,630

RenaissanceRe Holdings, Ltd.	2,081	158,177

Republic Bancorp, Inc. Class A S	552	12,282

Resona Holdings, Inc. (Japan)	11,300	46,639

Royal Bank of Scotland Group PLC
(United Kingdom) †	4,921	16,682

Sberbank of Russia ADR (Russia)	6,981	75,935

SCOR SE (France)	868	21,060

Sekisui Chemical Co., Ltd. (Japan)	6,000	55,873

Simon Property Group, Inc. R	5,300	824,998

Southside Bancshares, Inc.	1,907	42,869

Sovran Self Storage, Inc. R	1,069	53,546

St. Joe Co. (The) † S	5,600	88,536

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (49.0%)* cont.	Shares	Value

Financials cont.
Standard Chartered PLC (United Kingdom)	5,021	$109,462

Starwood Property Trust, Inc. R	893	19,030

Stockland (Units) (Australia) R	20,399	64,589

Sun Hung Kai Properties, Ltd. (Hong Kong)	1,000	11,866

Suncorp Group, Ltd. (Australia)	8,101	67,610

Svenska Handelsbanken AB Class A (Sweden)	2,613	86,136

Swedbank AB Class A (Sweden)	5,067	80,128

Swiss Life Holding AG (Switzerland)	869	82,003

SWS Group, Inc.	4,028	21,469

Symetra Financial Corp.	2,551	32,194

TD Ameritrade Holding Corp. S	13,400	227,800

UniCredit SpA (Italy) †	5,595	21,201

United Overseas Bank, Ltd. (Singapore)	1,000	14,861

Universal Health Realty Income Trust R	392	16,280

Urstadt Biddle Properties, Inc. Class A R	1,253	24,772

Virginia Commerce Bancorp, Inc. †	3,751	31,621

W.R. Berkley Corp. S	4,600	179,032

Walker & Dunlop, Inc. †	1,221	15,690

Washington Banking Co.	1,805	25,090

Wells Fargo & Co.	34,785	1,163,210

Westpac Banking Corp. (Australia)	3,229	70,245

Wheelock and Co., Ltd. (Hong Kong)	12,000	45,597

		16,395,408
Government (—%)
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	2,681	57,454

		57,454
Health care (5.7%)
Abbott Laboratories	1,600	103,152

ABIOMED, Inc. †	1,819	41,510

Aetna, Inc.	8,122	314,890

Affymax, Inc. † S	1,767	22,759

Alfresa Holdings Corp. (Japan)	900	47,703

Amarin Corp. PLC ADR (Ireland) † S	770	11,134

Amedisys, Inc. † S	374	4,656

AmerisourceBergen Corp.	6,200	243,970

Amgen, Inc.	2,200	160,688

AmSurg Corp. † S	1,064	31,899

Assisted Living Concepts, Inc. Class A	1,746	24,828

Astellas Pharma, Inc. (Japan)	2,500	109,200

AstraZeneca PLC (United Kingdom)	2,702	120,777

athenahealth, Inc. †	276	21,851

Bayer AG (Germany)	2,216	159,793

Biosensors International Group, Ltd. (Singapore) †	12,000	10,855

Biotest AG-Vorzugsaktien (Preference) (Germany)	204	9,700

C.R. Bard, Inc.	2,100	225,624

Celgene Corp. †	2,300	147,568

Centene Corp. †	586	17,674

Charles River Laboratories International, Inc. †	736	24,111

Coloplast A/S Class B (Denmark)	401	72,072

Computer Programs & Systems, Inc.	395	22,602

Conmed Corp. S	2,141	59,241

Covidien PLC (Ireland)	431	23,059

Cubist Pharmaceuticals, Inc. †	1,075	40,753

Elan Corp. PLC ADR (Ireland) †	3,444	50,248

Eli Lilly & Co.	19,063	817,993

Endo Health Solutions, Inc. †	5,000	154,900

COMMON STOCKS (49.0%)* cont.	Shares	Value

Health care cont.
Forest Laboratories, Inc. †	15,625	$546,719

Fresenius SE & Co. KGgA (Germany)	786	81,504

Gilead Sciences, Inc. †	8,100	415,368

GlaxoSmithKline PLC (United Kingdom)	10,560	239,457

Greatbatch, Inc. †	2,633	59,795

Grifols SA ADR (Spain) † S	8,736	83,866

HCA Holdings, Inc.	3,400	103,462

Health Management Associates, Inc. Class A †	8,900	69,865

HealthSouth Corp. † S	3,184	74,060

Hi-Tech Pharmacal Co., Inc. †	1,157	37,487

Hill-Rom Holdings, Inc.	800	24,680

Humana, Inc.	3,600	278,784

Jazz Pharmaceuticals PLC (Ireland) †	3,369	151,639

Johnson & Johnson	8,510	574,936

Kindred Healthcare, Inc. † S	3,067	30,149

Lincare Holdings, Inc. S	892	30,346

Magellan Health Services, Inc. †	35	1,587

McKesson Corp. S	5,200	487,500

MedAssets, Inc. †	4,931	66,322

Medicines Co. (The) †	4,559	104,583

Medicis Pharmaceutical Corp. Class A S	1,559	53,240

Merck & Co., Inc.	6,318	263,777

Metropolitan Health Networks, Inc. †	4,016	38,433

Mitsubishi Tanabe Pharma (Japan)	2,500	35,922

Molina Healthcare, Inc. † S	1,386	32,516

Novartis AG (Switzerland)	1,953	108,938

Novo Nordisk A/S Class B (Denmark)	728	105,321

Obagi Medical Products, Inc. †	5,651	86,291

Omega Healthcare Investors, Inc. R	2,610	58,725

Omnicare, Inc. S	4,670	145,844

OraSure Technologies, Inc. † S	6,320	71,037

Orion OYJ Class B (Finland)	2,238	42,456

Otsuka Holdings Company, Ltd. (Japan)	3,800	116,433

Par Pharmaceutical Cos., Inc. †	3,286	118,756

PDL BioPharma, Inc. S	5,798	38,441

Pernix Therapeutics Holdings †	1,885	13,742

Pfizer, Inc.	66,523	1,530,029

Quality Systems, Inc. S	998	27,455

Questcor Pharmaceuticals, Inc. †	705	37,534

ResMed, Inc. † S	4,200	131,040

Roche Holding AG-Genusschein (Switzerland)	1,161	200,420

RTI Biologics, Inc. †	5,592	21,026

Salix Pharmaceuticals, Ltd. †	334	18,183

Sanofi (France)	3,428	259,949

Spectrum Pharmaceuticals, Inc. † S	5,545	86,280

STAAR Surgical Co. †	5,875	45,649

Suzuken Co., Ltd. (Japan)	1,000	33,728

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	963	37,981

Triple-S Management Corp. Class B
(Puerto Rico) † S	793	14,496

United Therapeutics Corp. † S	3,505	173,077

UnitedHealth Group, Inc.	18,321	1,071,779

ViroPharma, Inc. † S	2,620	62,094

Warner Chilcott PLC Class A (Ireland) †	12,374	221,742

WellCare Health Plans, Inc. †	1,257	66,621

		11,926,274

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.0%)* cont.	Shares	Value

Technology (8.8%)
Acacia Research †	415	$15,455

Actuate Corp. †	12,398	85,918

Acxiom Corp. †	3,919	59,216

Advanced Micro Devices, Inc. † S	1,100	6,303

Agilent Technologies, Inc.	8,700	341,388

Amadeus IT Holding SA Class A (Spain)	2,193	46,441

Anixter International, Inc. S	438	23,236

AOL, Inc. † S	8,400	235,872

Apple, Inc. †	10,114	5,906,576

Applied Materials, Inc.	21,400	245,244

ASML Holding NV (Netherlands)	1,394	71,034

Aspen Technology, Inc. †	1,357	31,415

Asustek Computer, Inc. (Taiwan)	660	6,105

Baidu, Inc. ADR (China) †	445	51,166

BMC Software, Inc. †	6,400	273,152

Broadcom Corp. Class A †	8,400	283,920

Brocade Communications Systems, Inc. †	24,692	121,732

CA, Inc.	11,292	305,900

Cadence Design Systems, Inc. † S	15,300	168,147

Cirrus Logic, Inc. †	1,276	38,127

Cisco Systems, Inc.	42,800	734,876

Coherent, Inc. †	476	20,611

Coinstar, Inc. †	319	21,903

Computershare, Ltd. (Australia)	2,984	22,811

Concur Technologies, Inc. †	498	33,914

Dell, Inc. †	22,727	284,542

EnerSys †	1,721	60,355

Entegris, Inc. †	4,710	40,223

Fair Isaac Corp. S	2,289	96,779

FEI Co. † S	1,305	62,431

Fujitsu, Ltd. (Japan)	29,000	138,959

Gemalto NV (Netherlands)	301	21,647

Google, Inc. Class A †	2,639	1,530,805

GSI Group, Inc. †	4,031	46,195

Hollysys Automation Technologies, Ltd.
(China) † S	3,000	25,560

Hon Hai Precision Industry Co., Ltd. (Taiwan)	11,600	34,978

IBM Corp.	4,372	855,076

Infineon Technologies AG (Germany)	12,989	88,071

InnerWorkings, Inc. †	1,958	26,492

Integrated Silicon Solutions, Inc. †	2,130	21,492

Intel Corp. S	13,753	366,517

Ixia † S	1,518	18,246

JDA Software Group, Inc. †	1,894	56,233

KLA-Tencor Corp. S	3,600	177,300

Konami Corp. (Japan)	2,900	65,866

L-3 Communications Holdings, Inc. S	3,200	236,832

Lam Research Corp. †	3,300	124,542

LivePerson, Inc. † S	1,340	25,540

Manhattan Associates, Inc. †	621	28,386

Mentor Graphics Corp. †	3,675	55,125

Microsoft Corp.	64,211	1,964,214

Monotype Imaging Holdings, Inc. †	1,421	23,830

MTS Systems Corp.	712	27,448

Netscout Systems, Inc. †	2,254	48,664

Nova Measuring Instruments, Ltd. (Israel) †	3,437	29,971

NTT Data Corp. (Japan)	11	33,777

COMMON STOCKS (49.0%)* cont.	Shares	Value

Technology cont.
NVIDIA Corp. †	12,200	$168,604

Omnivision Technologies, Inc. † S	1,178	15,738

Oracle Corp.	7,482	222,215

Parametric Technology Corp. †	1,222	25,613

Pericom Semiconductor Corp. †	2,995	26,955

Photronics, Inc. † S	3,817	23,284

Plantronics, Inc.	841	28,089

Polycom, Inc. † S	5,500	57,860

Procera Networks, Inc. †	1,137	27,640

QLIK Technologies, Inc. †	897	19,842

QLogic Corp. †	16,620	227,528

Qualcomm, Inc.	3,339	185,916

RealD, Inc. †	2,161	32,329

RealPage, Inc. †	1,083	25,082

RF Micro Devices, Inc. †	10,635	45,199

Rudolph Technologies, Inc. † S	3,072	26,788

Samsung Electronics Co., Ltd. (South Korea)	57	60,433

SAP AG (Germany)	899	53,089

Silicon Graphics International Corp. †	1,073	6,889

SK Hynix, Inc. (South Korea) †	1,280	27,056

Skyworks Solutions, Inc. †	855	23,401

Softbank Corp. (Japan)	1,900	70,640

Spreadtrum Communications, Inc. ADR (China) S	1,700	30,005

Symantec Corp. †	19,900	290,739

Synchronoss Technologies, Inc. † S	578	10,676

Taiwan Semiconductor Manufacturing Co., Ltd.
(Taiwan)	4,000	10,949

Tangoe, Inc. †	840	17,900

Tech Data Corp. † S	1,800	86,706

Telefonaktiebolaget LM Ericsson Class B (Sweden)	4,095	37,367

Tencent Holdings, Ltd. (China)	1,200	35,437

Teradyne, Inc. †	8,476	119,173

Texas Instruments, Inc.	200	5,738

TIBCO Software, Inc. †	1,972	59,002

TTM Technologies, Inc. †	2,033	19,131

Tyler Technologies, Inc. †	550	22,193

Ultimate Software Group, Inc. † S	390	34,757

Unisys Corp. †	490	9,580

VASCO Data Security International, Inc. † S	6,887	56,336

Vishay Intertechnology, Inc. † S	7,600	71,668

Websense, Inc. †	1,319	24,705

Western Digital Corp. †	4,800	146,304

Yaskawa Electric Corp. (Japan)	2,000	15,178

		18,270,292
Transportation (0.5%)
Alaska Air Group, Inc. †	918	32,956

Central Japan Railway Co. (Japan)	22	173,866

ComfortDelgro Corp., Ltd. (Singapore)	49,000	60,043

Delta Air Lines, Inc. †	26,200	286,890

Deutsche Post AG (Germany)	1,928	34,147

International Consolidated Airlines Group SA
(United Kingdom) †	14,335	36,025

Neptune Orient Lines, Ltd. (Singapore) †	59,000	52,079

Swift Transportation Co. †	5,625	53,156

United Parcel Service, Inc. Class B	2,800	220,528

US Airways Group, Inc. †	2,025	26,993

Wabtec Corp.	1,800	140,418

		1,117,101

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (49.0%)* cont.	Shares	Value

Utilities and power (1.6%)
AES Corp. (The) †	20,561	$263,798

Ameren Corp.	8,000	268,320

CenterPoint Energy, Inc.	13,600	281,112

Centrica PLC (United Kingdom)	15,693	78,232

Chubu Electric Power, Inc. (Japan)	1,500	24,354

CMS Energy Corp.	8,800	206,800

DTE Energy Co.	5,300	314,449

Electric Power Development Co. (Japan)	1,700	44,584

Enel SpA (Italy)	18,889	60,956

Energias de Portugal (EDP) SA (Portugal)	7,986	18,866

Entergy Corp.	5,300	359,817

GDF Suez (France)	3,612	86,178

International Power PLC (United Kingdom)	3,088	20,202

National Grid PLC (United Kingdom)	11,924	126,211

NRG Energy, Inc. † S	9,000	156,240

Origin Energy, Ltd. (Australia)	3,506	44,100

PG&E Corp.	11,100	502,497

Red Electrica Corporacion SA (Spain)	1,951	85,082

TECO Energy, Inc.	8,000	144,480

Toho Gas Co., Ltd. (Japan)	8,000	49,686

Tokyo Gas Co., Ltd. (Japan)	15,000	76,606

Westar Energy, Inc.	4,402	131,840

		3,344,410

Total common stocks (cost $93,583,595)		$102,028,483

CORPORATE BONDS AND NOTES (17.5%)*	Principal amount	Value

Basic materials (1.3%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,619

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	20,000	25,450

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	16,571

ArcelorMittal sr. unsec. unsub. 9.85s,
2019 (France)	110,000	130,172

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018	65,000	63,050

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)	20,000	21,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	50,000	53,625

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	90,000	106,763

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	45,000	48,206

Dow Chemical Co. (The) sr. unsec. notes
5 1/4s, 2041	20,000	22,004

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	50,000	66,504

E.I. du Pont de Nemours & Co. sr. notes
3 5/8s, 2021	95,000	103,543

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	145,000	147,812

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	100,000	101,993

Eastman Chemical Co. sr. unsec.
unsub. notes 2.4s, 2017	35,000	35,371

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	60,000	58,500

FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)	25,000	25,313

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	35,000	37,100

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Basic materials cont.
FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)	$15,000	$15,225

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	55,203

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)	25,000	25,027

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020	10,000	8,625

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018	35,000	35,700

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes FRN
4.967s, 2014	15,000	13,838

Hexion U.S. Finance Corp./Hexion Nove Scotia
Finance, ULC company guaranty sr. notes
6 5/8s, 2020	15,000	15,375

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	25,000	28,188

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	45,000	50,513

International Paper Co. sr. unsec. notes
7.95s, 2018	175,000	220,523

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	45,000	48,375

Louisiana-Pacific Corp. 144A sr. unsec.
notes 7 1/2s, 2020	20,000	20,950

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	68,261

LyondellBasell Industries NV 144A sr. unsec.
notes 5s, 2019 (Netherlands)	200,000	209,750

Momentive Performance Materials, Inc. notes
9s, 2021	40,000	30,300

Momentive Performance Materials, Inc. 144A
company guaranty sr. notes 10s, 2020	10,000	10,025

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	25,750

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012
(Canada)	5,000	5,000

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	37,713

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015	45,000	44,438

Old All, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) † F	55,000	—

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	84,771

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	37,000	38,117

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	38,000	39,033

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	15,000	15,675

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)	40,000	40,400

Smurfit Kappa Treasury company guaranty
sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)	5,000	5,000

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017	45,000	50,569

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020	50,000	58,250

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016	45,000	46,463

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020	35,000	35,963

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Basic materials cont.
Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)	$45,000	$50,231

TPC Group, LLC company guaranty sr. notes
8 1/4s, 2017	40,000	42,300

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019	30,000	11,850

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A
company guaranty sr. notes 11 3/4s, 2019	5,000	3,800

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	4,933

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016
(Canada)	35,000	39,097

		2,629,577
Capital goods (0.8%)
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016	70,000	75,163

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	55,000	58,300

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014	25,000	25,750

Ball Corp. company guaranty sr. unsec. notes
5s, 2022	5,000	5,200

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	10,000	11,050

BE Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022	30,000	30,750

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018	25,000	26,625

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	40,000	43,500

Berry Plastics Holding Corp. company
guaranty sr. unsec. sub. notes 10 1/4s, 2016	20,000	20,600

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	47,077

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	22,150

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s,
2022 (Canada)	25,000	24,906

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	40,000	42,800

Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec notes 10 1/8s, 2020	20,000	20,450

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	84,851

Exide Technologies sr. notes 8 5/8s, 2018	25,000	19,719

John Deere Capital Corp. notes Ser. MTN,
5 1/4s, 2012	65,000	65,760

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	65,000	70,038

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)	159,000	202,993

Meritor, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	10,000	10,538

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016	65,000	59,800

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	40,000	42,450

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	22,550

Ryerson Holding Corp. sr. disc. notes zero %, 2015	45,000	23,400

Ryerson, Inc. company guaranty sr. notes 12s, 2015	84,000	84,420

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	70,000	78,240

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Capital goods cont.
Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	$20,000	$21,700

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	35,000	37,800

Terex Corp. company guaranty sr. unsec.
notes 10 7/8s, 2016	15,000	16,819

Terex Corp. sr. unsec. sub. notes 8s, 2017	45,000	46,688

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017	80,000	81,800

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017	29,000	31,900

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018	55,000	60,363

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	127,535

United Technologies Corp. sr. unsec. unsub
notes 4 1/2s, 2042	30,000	32,952

United Technologies Corp. sr. unsec.
unsub. notes 3.1s, 2022	15,000	15,718

		1,692,355
Communication services (1.9%)
Adelphia Communications Corp. escrow
bonds zero %, 2012	55,000	413

AMC Networks, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2021	10,000	11,025

American Tower Corp. sr. unsec. notes 7s, 2017 R	75,000	87,148

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	45,000	53,471

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	63,000	78,472

Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	112,000	146,168

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	25,000	26,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	100,000	111,500

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	15,000	16,200

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	30,000	32,625

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	30,000	32,025

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes
7 3/8s, 2020	25,000	27,563

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes
6 5/8s, 2022	25,000	26,750

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	30,000	32,550

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012	105,000	105,740

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017	85,000	91,588

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	40,000	38,600

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017	15,000	15,600

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	60,000	54,600

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	131,000	168,259

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	46,812

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Communication services cont.
Cox Communications, Inc. 144A notes 5 7/8s, 2016	$27,000	$31,363

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	50,000	47,750

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015	110,000	113,300

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	15,000	16,088

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,286

CSC Holdings, LLC 144A sr. unsec.
unsub. notes 6 3/4s, 2021	25,000	26,625

Deutsche Telekom International Finance BV
company guaranty 8 3/4s, 2030 (Germany)	73,000	101,326

Equinix, Inc. sr. unsec. notes 7s, 2021	25,000	27,625

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	46,000	48,131

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021	15,000	16,125

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	55,000	58,300

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	30,000	32,250

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	45,000	47,813

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	50,000	54,375

Intelsat Investments SA company guaranty
sr. unsec. notes 11 1/4s, 2016 (Bermuda)	32,000	33,520

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	35,000	37,013

Intelsat Jackson Holdings SA 144A company
guaranty sr. unsec notes 7 1/4s, 2020 (Bermuda)	30,000	31,500

Intelsat Luxembourg SA company guaranty
sr. unsec. notes 11 1/2s, 2017 (Luxembourg) ‡‡	86,562	89,375

Intelsat Luxembourg SA company guaranty
sr. unsec. notes 11 1/4s, 2017 (Luxembourg)	205,000	211,150

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	35,000	36,138

Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	38,393

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019	30,000	32,400

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020	35,000	36,750

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	10,000	10,263

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	35,000	38,413

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
unsub. notes 7 1/4s, 2022	20,000	20,350

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018	70,000	72,888

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015	10,000	10,013

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	75,000	78,188

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019	10,000	9,063

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	40,000	34,300

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Communication services cont.
PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	$45,000	$48,488

PAETEC Holding Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018	40,000	44,700

Qwest Corp. notes 6 3/4s, 2021	131,000	147,727

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	27,434

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019	3,000	3,285

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016	49,000	52,185

Sprint Capital Corp. company guaranty 6 7/8s, 2028	190,000	152,950

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	40,000	41,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	55,000	52,663

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018	80,000	89,800

Sprint Nextel Corp. 144A sr. unsec. notes
9 1/8s, 2017	35,000	36,750

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014	120,000	133,607

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	30,469

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	123,446

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	59,818

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	65,706

Videotron Ltee 144A sr. unsec. notes 5s, 2022
(Canada)	40,000	40,600

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Luxembourg)	100,000	80,750

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	15,000	16,125

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2013	5,000	5,269

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	65,000	70,850

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	30,000	31,800

		4,015,605
Consumer cyclicals (2.9%)
Academy, Ltd./Academy Finance Corp. 144A
company guaranty sr. unsec. notes 9 1/4s, 2019	5,000	5,413

ADT Corp./The 144A company guaranty sr. unsec
notes 4 7/8s, 2042	62,000	60,724

ADT Corp./The 144A company guaranty sr. unsec
notes 3 1/2s, 2022	88,000	87,567

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015	40,000	31,600

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	50,000	42,625

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	45,000	38,363

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	70,000	75,600

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	50,000	52,500

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	2,977

AmeriGas Finance, LLC/AmeriGas Finance Corp.
company guaranty sr. unsec. notes 7s, 2022	30,000	30,750

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡	15,000	15,356

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022	$10,000	$10,000

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	16,331

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	15,000	15,300

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015	30,000	28,800

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	5,000	4,350

Beazer Homes USA, Inc. sr. unsec. notes
9 1/8s, 2019	15,000	13,088

Beazer Homes USA, Inc. sr. unsec. notes company
guaranty 8 1/8s, 2016	5,000	4,788

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	65,000	54,925

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	42,600

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	16,163

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	20,000	21,250

Building Materials Corp. 144A sr. notes
6 3/4s, 2021	15,000	16,050

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	35,000	37,100

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	35,000	23,931

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	185,000	201,881

Carmike Cinemas, Inc. company
guaranty notes 7 3/8s, 2019	15,000	15,525

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	77,507

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	30,000	30,375

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	5,000	5,550

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018	35,000	31,325

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022	15,000	15,713

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	55,000	56,650

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	15,000	16,613

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	15,000	16,275

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty 10 3/4s, 2017 ‡‡	66,976	73,841

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	45,000	39,150

Clear Channel Communications, Inc. sr. unsec.
notes 5 1/2s, 2014	40,000	34,200

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017	90,000	98,100

Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. sub. notes 7 5/8s, 2020	30,000	29,325

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	30,000	31,163

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	50,000	47,125

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes
5 7/8s, 2019	$40,000	$45,888

DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,363

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	85,000	97,963

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	40,000	43,200

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019	40,000	43,000

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	90,000	94,294

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R	61,000	69,540

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	60,000	61,425

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	40,000	47,100

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	100,000	122,080

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015	50,000	52,000

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	35,000	36,838

HD Supply, Inc. 144A company
guaranty sr. notes 8 1/8s, 2019	30,000	32,400

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	65,000	74,934

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018	85,000	94,563

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	35,000	35,875

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	40,000	45,000

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	10,000	11,800

Lamar Media Corp. company
guaranty sr. sub. notes 7 7/8s, 2018	10,000	11,000

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022	15,000	15,375

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	163,000	169,928

Liberty Interactive, LLC debs. 8 1/4s, 2030	50,000	51,375

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	40,000	43,800

Limited Brands, Inc. sr. notes 5 5/8s, 2022	15,000	15,450

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	70,000	72,275

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	45,000	52,010

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	47,090

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2022	20,000	21,003

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	135,000	135,738

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †	40,000	3,200

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	45,000	46,350

MGM Resorts International company
guaranty sr. notes 9s, 2020	5,000	5,550

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	15,075

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s, 2015	$20,000	$20,600

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	20,000	20,350

MGM Resorts International sr. notes 10 3/8s, 2014	5,000	5,638

MGM Resorts International sr. notes 6 3/4s, 2012	95,000	95,238

MGM Resorts International 144A company
guaranty sr. unsec. notes 8 5/8s, 2019	20,000	21,400

Michaels Stores, Inc. company guaranty
11 3/8s, 2016	30,000	31,875

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡	105,525	110,274

Navistar International Corp. sr. notes
8 1/4s, 2021	89,000	85,440

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	35,000	34,825

News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	50,000	59,993

News America Holdings, Inc. debs. 7 3/4s, 2045	85,000	103,943

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018	35,000	38,763

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	50,000	52,500

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	15,000	14,663

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	110,000	136,950

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	25,000	27,688

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	65,000	67,438

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	27,313

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	35,000	37,188

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	5,000	5,438

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	50,000	54,500

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	30,000	28,500

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	27,688

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	60,000	56,850

Realogy Corp. 144A company guaranty sr. notes
9s, 2020	10,000	10,250

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019	15,000	14,663

Realogy Corp. 144A company
guaranty sr. notes 7 5/8s, 2020	10,000	10,325

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	50,000	55,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	35,000	36,225

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	50,000	56,250

Rural/Metro Corp. 144A sr. unsec. notes
10 1/8s, 2019	50,000	48,500

Rural/Metro Corp. 144A sr. unsec. notes
10 1/8s, 2019	15,000	14,400

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	51,975

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Sabre, Inc. 144A sr. notes 8 1/2s, 2019	$25,000	$25,438

Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. notes 6 5/8s, 2020	40,000	42,900

Sealy Mattress Co. 144A company
guaranty sr. notes 10 7/8s, 2016	18,000	19,530

Sears Holdings Corp. company guaranty 6 5/8s, 2018	20,000	17,850

Spectrum Brands Holdings, Inc. Company
guaranty sr. notes 9 1/2s, 2018	25,000	28,250

Spectrum Brands Holdings, Inc. 144A company
guaranty sr. notes 9 1/2s, 2018	20,000	22,600

Spectrum Brands Holdings, Inc. 144A
sr. notes 6 3/4s, 2020	35,000	36,138

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016	15,000	15,825

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A sr. notes 7 3/4s, 2020	30,000	31,350

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	5,000	6,773

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	65,000	72,336

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,546

Time Warner, Inc. debs. 9.15s, 2023	40,000	55,592

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	115,000	119,985

Toys R Us — Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016	10,000	9,825

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	90,000	98,325

TransUnion Holding Co., Inc. 144A
sr. notes 9 5/8s, 2018 ‡‡	10,000	10,800

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016	10,000	3,825

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014	15,000	10,969

Travelport, LLC 144A sr. notes 6.461s, 2016	4,000	3,060

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016	21,000	14,700

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	40,000	40,300

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	200,280

Wal-Mart Stores, Inc. sr. unsec. unsub. notes
5s, 2040	10,000	11,958

Walt Disney Co. (The) sr. unsec. notes
2 3/4s, 2021	30,000	30,709

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	11,097

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022	35,000	35,386

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty 1st mtge. notes 7 3/4s, 2020	25,000	27,688

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013	75,000	83,625

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018	50,000	53,750

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡	30,000	30,525

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	82,000	87,125

		6,018,654

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer staples (1.4%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	$50,000	$69,188

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	5,000	6,946

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	71,497

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	15,000	16,688

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018	10,000	10,950

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016	30,000	30,863

Avis Budget Car Rental, LLC 144A company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019	10,000	10,725

Bunge Ltd., Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	4,994

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	41,000	42,736

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	30,000	34,163

Carrols Restaurant Group, Inc. 144A company
guaranty sr. notes 11 1/4s, 2018	10,000	10,500

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡	27,899	30,724

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019	30,000	25,650

Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s, 2015	33,413	28,485

Claire’s Stores, Inc. 144A sr. notes 9s, 2019	35,000	35,394

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	60,000	67,950

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022	20,000	21,500

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	95,000	102,838

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	70,000	82,802

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	50,000	54,500

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018	10,000	11,150

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016	50,000	53,125

Del Monte Corp. company guaranty sr. unsec.
notes 7 5/8s, 2019	15,000	15,563

Delhaize Group company guaranty sr. unsec
notes 4 1/8s, 2019 (Belgium)	25,000	24,188

Delhaize Group company guaranty sr. unsec.
unsub. bonds 5 7/8s, 2014 (Belgium)	50,000	52,533

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 5 3/4s, 2017 (United Kingdom)	55,000	66,116

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022	40,000	56,801

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	45,000	49,275

Dole Food Co. sr. notes 13 7/8s, 2014	13,000	14,706

Dole Food Co. 144A sr. notes 8s, 2016	35,000	36,531

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	40,000	43,900

General Mills, Inc. sr. unsec. notes 5.65s, 2019	25,000	30,179

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	76,000	79,737

CORPORATE BONDS AND NOTES (17.5%)* cont.		Principal amount	Value

Consumer staples cont.
Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		$15,000	$16,088

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	50,000	68,049

JBS USA, LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$55,000	62,563

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020		15,000	14,588

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		5,000	4,650

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5s, 2042		10,000	10,584

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017		4,000	4,853

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040		70,000	89,980

Kroger Co. company guaranty sr. unsec.
unsub. notes 6.4s, 2017		27,000	32,278

Landry’s Acquisition Co. 144A sr. unsec.
notes 9 3/8s, 2020		25,000	25,375

Libbey Glass, Inc. 144A company
guaranty sr. notes 6 7/8s, 2020		20,000	20,550

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037		51,000	71,255

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		59,000	76,857

Michael Foods, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2018		20,000	21,950

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		58,000	77,488

Post Holdings, Inc. 144A sr. unsec. notes
7 3/8s, 2022		15,000	15,825

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		50,000	54,750

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		90,000	96,300

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		40,000	40,800

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		123,000	125,768

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		15,000	16,988

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020		35,000	35,088

Service Corporation International sr. notes
7s, 2019		20,000	21,500

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016		105,000	114,450

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		85,000	97,006

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		35,000	36,050

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.85s, 2016		80,000	91,500

UR Financing Escrow Corp. 144A company
guaranty notes 5 3/4s, 2018		10,000	10,400

UR Financing Escrow Corp. 144A sr. unsec.
notes 7 5/8s, 2022		15,000	15,713

UR Merger Sub Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2019		65,000	72,150

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016		85,000	91,482

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018		15,000	15,900

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Consumer staples cont.
West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	$25,000	$26,125

Wok Acquisition Corp. 144A sr. unsec.
notes 10 1/4s, 2020	10,000	10,225

		2,878,025
Energy (2.1%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	10,000	8,400

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	30,000	25,650

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	120,000	151,072

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	35,000	39,745

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022	60,000	62,653

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	5,000	4,225

Arch Coal, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2019	40,000	33,800

ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015	20,000	9,300

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020	20,000	20,900

Aurora USA Oil & Gas Inc 144A sr. notes
9 7/8s, 2017	25,000	25,563

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	154,109

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018	75,000	78,375

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	35,000	38,894

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	35,000	37,013

Chesapeake Energy Corp. company
guaranty sr. unsec. unsub. notes 6.775s, 2019	10,000	9,725

Chesapeake Midstream Partners LP/CHKM
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2021	15,000	14,550

Chesapeake Midstream Partners LP/CHKM
Finance Corp. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022	15,000	14,700

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	40,000	36,000

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	45,000	46,688

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	20,000	19,800

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	94,500

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017	50,000	51,875

Continental Resources, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022	40,000	40,600

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	58,094

Crosstex Energy LP/Crosstex Energy Finance
Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2022	15,000	14,775

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	60,225

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Energy cont.
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	$25,000	$25,938

EP Energy, LLC/EP Energy Finance, Inc. 144A
sr. notes 6 7/8s, 2019	15,000	15,675

EP Energy, LLC/EP Energy Finance, Inc. 144A
sr. unsec. notes 9 3/8s, 2020	70,000	72,538

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	100,000	87,000

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	20,000	20,900

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	25,000	22,813

Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019	30,000	28,350

FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	45,000	45,338

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 6.51s, 2022 (Russia)	100,000	110,876

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	200,000	223,268

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	70,000	66,675

Hercules Off shore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	5,000	4,850

Hercules Off shore, Inc. 144A sr. notes
10 1/2s, 2017	40,000	40,000

Inergy LP/Inergy Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021	37,000	37,000

James River Coal Co. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2019	10,000	5,050

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	12,967

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	40,000	39,000

Key Energy Services, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2021	10,000	9,700

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019	60,000	61,800

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019	65,000	72,475

Laredo Petroleum, Inc. 144A company
guaranty sr. unsec. notes 7 3/8s, 2022	15,000	15,600

Lone Pine Resources Canada, Ltd. 144A company
guaranty sr. notes 10 3/8s, 2017 (Canada)	20,000	18,850

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	28,411

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	35,000	35,744

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016	45,000	34,200

Motiva Enterprises, LLC 144A sr. unsec.
unsub. notes 5.2s, 2012	15,000	15,118

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	30,000	30,750

Newfield Exploration Co. sr. unsec. notes
5 3/4s, 2022	35,000	36,575

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	92,240

Northern Oil and Gas, Inc. 144A company
guaranty sr. unsec notes 8s, 2020	35,000	34,825

Oasis Petroleum, Inc. company guaranty sr. unsec
notes 6 7/8s, 2023	20,000	20,000

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Energy cont.
Offshore Group Investment, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	$45,000	$48,825

Offshore Group Investment, Ltd. 144A company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	30,000	32,550

PDC Energy, Inc. company guaranty sr. unsec.
notes 12s, 2018	60,000	64,200

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	65,000	71,500

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,063

Peabody Energy Corp. 144A sr. unsec. notes
6s, 2018	65,000	64,675

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	65,000	64,675

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	75,000	84,343

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	340,000	287,745

Petronas Capital, Ltd. 144A company guaranty
unsec. unsub. notes 5 1/4s, 2019 (Malaysia)	100,000	114,915

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	60,000	61,200

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	58,425

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	21,700

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	15,000	14,813

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	59,950

Sabine Pass LNG LP company
guaranty sr. notes 7 1/2s, 2016	100,000	105,000

Samson Investment Co. 144A sr. unsec.
notes 9 3/4s, 2020	85,000	84,575

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	10,000	9,875

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	20,250

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)	95,000	101,228

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	20,000	20,500

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	15,000	15,263

SM Energy Co. 144A sr. notes 6 1/2s, 2023	5,000	5,081

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	47,333

Trinidad Drilling, Ltd. 144A sr. unsec.
notes 7 7/8s, 2019 (Canada)	10,000	10,625

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	10,000	10,088

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039	70,000	101,902

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	16,906

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	28,870

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	63,600

Williams Cos., Inc. (The) notes 7 3/4s, 2031	2,000	2,483

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	7,000	8,841

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	15,000	14,925

WPX Energy, Inc. sr. unsec. unsub. notes
5 1/4s, 2017	55,000	55,688

		4,293,369

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Financials (3.7%)
Abbey National Treasury Service bank
guaranty sr. unsec. unsub. notes FRN 2.046s,
2014 (United Kingdom)	$50,000	$47,844

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	200,000	203,630

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	25,000	22,031

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019	90,000	117,487

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	90,918

Air Lease Corp. 144A sr. notes 5 5/8s, 2017	35,000	34,388

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	35,000	36,866

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	27,250

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	28,750

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	22,475

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2017	15,000	15,188

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.667s, 2014	24,000	23,024

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	33,225

American Express Co. sr. unsec. notes 8 1/8s, 2019	145,000	193,082

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2068	110,000	119,350

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	149,000	164,165

American International Group, Inc. sr. unsec.
unsub. notes 4 1/4s, 2014	105,000	108,907

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	210,000	236,777

AXA SA 144A jr. unsec. sub. notes FRN 6.463s,
2049 (France)	85,000	71,400

Bank of America Corp. sr. unsec. unsub
notes 5 7/8s, 2042	55,000	60,149

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	50,000	54,907

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s,
2013 (Canada)	65,000	66,064

Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	20,000	21,086

Bank of New York Mellon Corp. (The) sr. unsec.
unsub notes 1.969s, 2017	70,000	70,550

Barclays Bank PLC jr. unsec. sub. notes FRN
6.278s, 2049 (United Kingdom)	35,000	26,775

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	175,000	176,828

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	26,302

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 5.7s, 2014	40,000	43,284

BNP Paribas SA 144A jr. unsec. sub. notes FRN
5.186s, 2049 (France)	75,000	62,625

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	65,000	70,441

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037	105,000	105,131

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	33,000	33,660

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	15,900

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Financials cont.
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	$45,000	$51,075

CIT Group, Inc. sr. unsec. unsub. notes
5 3/8s, 2020	30,000	30,600

CIT Group, Inc. sr. unsec. unsub. notes
5 1/4s, 2018	35,000	36,138

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017	20,000	20,600

CIT Group, Inc. 144A bonds 7s, 2017	80,621	80,772

CIT Group, Inc. 144A bonds 7s, 2016	35,000	35,088

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	50,000	53,875

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	35,000	35,963

Citigroup Capital XXI company guaranty jr. unsec.
sub. notes FRN 8.3s, 2057	30,000	30,075

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	10,000	11,166

Citigroup, Inc. sub. notes 5s, 2014	71,000	72,780

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	19,000	19,812

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2017	70,000	73,146

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	40,000	43,100

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019	40,000	39,600

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	5,035

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2016 perpetual
maturity	55,000	45,650

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	64,604

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	30,000	30,525

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	20,000	22,925

GATX Financial Corp. notes 5.8s, 2016	25,000	26,803

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	135,000	138,881

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.667s, 2016	65,000	62,307

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	150,000	185,727

Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	170,000	193,882

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	23,546

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub notes 5 1/8s, 2022	35,000	35,716

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019 R	80,000	81,441

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	64,383

HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	93,875

HSBC Finance Corp. sr. unsec. sub. notes
6.676s, 2021	146,000	158,076

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	35,000	35,656

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	5,069

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	100,938

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	5,000	5,113

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	73,000	73,000

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Financials cont.
iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017 R	$30,000	$29,400

JPMorgan Chase & Co. sr. notes 6s, 2018	250,000	286,965

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	75,000	75,000

Lehman Brothers E-Capital Trust I Escrow
notes zero %, 2065 F	285,000	29

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	10,000	10,100

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097	100,000	98,073

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	70,000	76,143

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	223,000	249,523

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	64,493

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	20,000	20,850

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes
6 3/8s, 2022 R	25,000	25,188

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)	25,000	27,563

Nationstar Mortgage, LLC/Nationstar Capital Corp.
144A company guaranty sr. unsec. notes
9 5/8s, 2019	10,000	10,575

Nationwide Financial Services, Inc. notes
5 5/8s, 2015	25,000	26,372

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	51,932

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 7/8s, 2022	25,000	26,063

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 5/8s, 2020	15,000	15,600

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	40,000	40,600

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	93,473

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	88,400

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/4s, 2017	25,000	26,063

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	25,000	23,250

Prudential Covered Trust 2012-1 144A company
guaranty mtge. notes 2.997s, 2015	100,000	101,583

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	35,400

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	30,000	30,050

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015 (In default) †	50,000	48,125

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 3.95s, 2015
(United Kingdom)	80,000	81,430

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	20,293

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	92,323

Simon Property Group LP sr. unsec. unsub
notes 3 3/8s, 2022 R	10,000	10,044

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	24,726

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Financials cont.
SLM Corp. sr. notes Ser. MTN, 8s, 2020	$40,000	$43,800

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	25,000	28,000

Springleaf Finance Corp. sr. unsec.
notes Ser. MTNI, 4 7/8s, 2012	140,000	139,650

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.468s, 2037	75,000	54,580

Vnesheconombank Via VEB Finance PLC 144A bank
guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)	300,000	313,810

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	70,000	73,823

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	100,000	103,367

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	411,110

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	23,287

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,523

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	86,773

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, perpetual maturity	60,000	58,841

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	11,250

ZFS Finance USA Trust V 144A bonds FRB
6 1/2s, 2037	55,000	53,900

		7,744,744
Health care (0.9%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	50,000	58,957

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	49,715

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	129,551

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	96,253

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019	35,000	36,050

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017	25,000	26,703

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017	50,000	51,750

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019	45,000	47,925

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	86,073

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019	35,000	36,531

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019	25,000	27,188

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	35,000	36,488

Grifols, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	65,000	69,713

HCA, Inc. sr. notes 6 1/2s, 2020	145,000	157,325

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	40,000	43,400

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	65,000	66,463

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019	50,000	49,500

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	45,000	49,219

Johnson & Johnson sr. unsec. notes 4.85s, 2041	115,000	141,688

Kinetics Concept/KCI USA 144A company
guaranty notes 10 1/2s, 2018	75,000	78,750

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Health care cont.
Kinetics Concept/KCI USA 144A company
guaranty sr. unsec. notes 12 1/2s, 2019	$40,000	$36,200

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	38,325

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	25,000	26,688

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	18,878

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	15,038

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	16,477	16,683

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	35,000	37,188

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	6,000	6,870

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	50,000	52,750

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	30,000	33,675

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)	50,000	52,541

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	120,527

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	10,000	10,656

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020	30,000	31,800

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	5,050

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	20,675

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	5,213

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	2,000	1,330

WellPoint, Inc. notes 7s, 2019	35,000	43,555

		1,912,884
Technology (0.9%)
Advanced Micro Devices, Inc. sr. unsec.
notes 8 1/8s, 2017	5,000	5,425

Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	50,000	55,000

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	20,400

Avaya, Inc. company guaranty sr. unsec.
notes 10 1/8s, 2015	5,000	4,150

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	30,000	24,825

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	50,000	46,375

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	70,000	67,900

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	30,000	28,800

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	146,838

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	38,000	40,565

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	82,357

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019	20,000	20,400

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	25,000	28,125

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Technology cont.
Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	$15,000	$16,538

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	50,000	50,063

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015	165,217	168,934

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	110,000	110,000

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	30,000	30,600

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	24,000	25,800

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	13,000	14,138

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	53,500

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	37,567

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,626

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	69,724

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	46,162

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019	15,000	16,215

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	100,700

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015	24,000	18,420

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018	20,000	22,600

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019	20,000	21,350

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	32,060

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	98,978

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	42,883

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037	50,000	49,858

Seagate HDD Cayman company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018 (Cayman Islands)	35,000	38,719

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 10 1/4s, 2015	7,000	7,193

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	35,000	37,275

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	45,000	48,825

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	66,858

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,669

		1,842,415
Transportation (0.2%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	45,000	46,575

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	40,014

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	41,538

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	115,000	117,818

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	61,597	69,912

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	75,188	75,564

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	60,000	65,100

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Transportation cont.
United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	$15,585	$16,267

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	50,000	30,250

		503,038
Utilities and power (1.4%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	64,000	65,974

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	96,688

AES Corp. (The) 144A sr. notes 7 3/8s, 2021	55,000	61,188

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	28,641

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	15,000	15,478

Atmos Energy Corp. sr. unsec. sub. notes
8 1/2s, 2019	5,000	6,664

Beaver Valley Funding Corp. sr. bonds 9s, 2017	11,000	11,378

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	66,000	74,210

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	35,150	37,039

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	40,000	43,700

Calpine Corp. 144A sr. notes 7 1/4s, 2017	95,000	102,125

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)	10,000	11,013

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	28,000	36,314

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	45,000	47,961

Dolphin Subsidiary II, Inc. 144A sr. unsec.
notes 6 1/2s, 2016	55,000	59,400

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 2.761s, 2066	165,000	147,923

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	91,931

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	97,223

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s,
2019 (In default) †	70,000	46,900

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	8,438

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	6,100

Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	33,450

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	136,123

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	39,352

Electricite de France SA (EDF) 144A notes 6.95s,
2039 (France)	20,000	23,687

Electricite de France SA (EDF) 144A notes 6 1/2s,
2019 (France)	60,000	70,619

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	15,000	16,013

Energy Future Intermediate Holding Co., LLC
sr. notes 9 3/4s, 2019	66,000	68,310

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	24,000	26,100

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	50,000	54,875

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	32,027

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	26,793

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	80,000	79,657

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	65,000	63,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	10,000	9,888

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	35,000	38,019

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.5%)* cont.	Principal amount	Value

Utilities and power cont.
ITC Holdings Corp. 144A notes 5 7/8s, 2016	$50,000	$57,455

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	40,610

Kansas Gas and Electric Co. bonds 5.647s, 2021	15,520	16,975

Kinder Morgan Energy Partners LP sr. unsec.
notes 6.85s, 2020	70,000	84,044

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	48,799

MidAmerican Funding, LLC sr. sec. bonds
6.927s, 2029	50,000	65,808

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	51,170

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019	15,000	15,900

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,800

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	120,000	121,200

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	27,908

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	40,000	50,407

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	86,373

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	105,000	105,774

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	41,725

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	31,542

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	98,490

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	56,994

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,677

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty notes 15s, 2021	30,000	10,200

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 ‡‡	85,454	15,702

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020	25,000	17,063

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	30,000	30,893

Union Electric Co. sr. notes 6.4s, 2017	50,000	59,992

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	29,333

		3,005,410

Total corporate bonds and notes (cost $34,547,785)		$36,536,076

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$1,787,142	$2,026,671
4 1/2s, TBA, July 1, 2042	4,000,000	4,373,438

		6,400,109
U.S. Government Agency Mortgage Obligations (9.8%)
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2042	7,000,000	7,634,922
4 1/2s, TBA, July 1, 2042	1,000,000	1,072,734
4s, TBA, July 1, 2042	8,000,000	8,514,375
4s, TBA, July 1, 2027	3,000,000	3,190,781

		20,412,812

Total U.S. government and agency mortgage obligations
(cost $26,655,667)		$26,812,921

U.S. TREASURY OBLIGATIONS (—%)*		Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 ##		$20,000	$21,079

Total U.S. treasury obligations (cost $20,021)			$21,079

FOREIGN GOVERNMENT BONDS AND NOTES (3.9%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$40,000	$27,200

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		150,000	132,307

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		840,000	648,060

Canada (Government of) bonds 3 1/2s, 2020	CAD	2,300,000	2,585,732

Canada (Government of) bonds Ser.
WL43, 5 3/4s, 2029	CAD	200,000	295,346

Canada (Government of) notes 4s, 2017	CAD	1,500,000	1,662,847

Indonesia (Republic of) 144A notes
5 1/4s, 2042		$250,000	261,563

Poland (Government of) sr. unsec. bonds
5s, 2022		115,000	125,523

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024		135,000	146,138

Switzerland (Government of) bonds
2 1/2s, 2016	CHF	600,000	690,074

Switzerland (Government of) bonds
2s, 2021	CHF	300,000	355,319

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		$400,000	393,000

United Kingdom (Government of) bonds
4s, 2060	GBP	20,000	37,979

United Kingdom (Government of) bonds
2 3/4s, 2015	GBP	500,000	830,138

Total foreign government bonds and notes (cost $8,233,959)			$8,191,226

MORTGAGE-BACKED SECURITIES (3.2%)*		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.805s, 2049		$119,000	$121,864
Ser. 07-2, Class A2, 5.634s, 2049		64,199	66,415
Ser. 07-1, Class XW, IO, 0.466s, 2049		1,506,474	14,313

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.039s, 2042		974,743	11,946
Ser. 04-5, Class XC, IO, 0.878s, 2041		1,326,075	19,623
Ser. 02-PB2, Class XC, IO, 0.692s, 2035		316,621	233
Ser. 07-5, Class XW, IO, 0.58s, 2051		2,658,389	38,637

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046		923,955	38,113
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047		2,545,238	105,882
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047		2,403,131	61,280
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046		2,429,658	61,956

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PR3I, Class X1, IO, 1.156s, 2041		472,112	6,934

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.212s, 2038 F		1,452,523	24,693

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		432,473	11,331
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046		567,678	10,786

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043		60,000	61,553

Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.161s, 2049		5,944,275	82,744

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.571s, 2049		1,419,163	20,280
Ser. 07-CD4, Class XC, IO, 0.199s, 2049		7,717,835	60,199

Putnam VT Global Asset Allocation Fund 23

MORTGAGE-BACKED SECURITIES (3.2%)* cont.	Principal amount	Value

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	$20,080	$20,405

Commercial Mortgage Pass-Through Certificates
Ser. 05-C6, Class AJ, 5.209s, 2044	186,000	182,430

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.472s, 2043	4,897,815	47,475
Ser. 06-C8, Class XS, IO, 0.198s, 2046	6,714,953	99,356

Countrywide Alternative Loan Trust
FRB Ser. 07-OH1, Class A1D, 0.455s, 2047	558,009	295,745
FRB Ser. 06-OA12, Class A2, 0.454s, 2046	288,028	118,091
FRB Ser. 06-OA10, Class 4A1, 0.435s, 2046	257,715	143,032
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047	506,192	323,963
FRB Ser. 06-OA18, Class A1, 0.365s, 2046	721,769	429,453

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.966s, 2039	65,920	66,256
Ser. 06-C5, Class AX, IO, 0.214s, 2039	2,963,616	41,194

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.258s, 2049 F	7,051,471	42,305

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038 F	27,000	26,994

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	67,115	71,544
FRB Ser. 03-CK2, Class G, 5.744s, 2036	84,000	84,307
Ser. 02-CP3, Class AX, IO, 1.168s, 2035	229,169	466

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037	42,753	69,623
IFB Ser. 3072, Class SM, 22.91s, 2035	48,530	75,867
IFB Ser. 3072, Class SB, 22.764s, 2035	44,968	70,013
IFB Ser. 3249, Class PS, 21.477s, 2036	51,640	77,735
IFB Ser. 3065, Class DC, 19.135s, 2035	66,384	104,056
IFB Ser. 2990, Class LB, 16.328s, 2034	66,741	92,986
IFB Ser. 3835, Class SC, IO, 6.408s, 2038	759,978	135,185
IFB Ser. 3708, Class SQ, IO, 6.308s, 2040	277,715	39,686
IFB Ser. 3708, Class SA, IO, 6.208s, 2040	478,126	66,990
Ser. 3124, Class DO, PO, zero %, 2036	9,266	8,576
FRB Ser. 3326, Class YF, zero %, 2037	543	537

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.667s, 2036	60,765	102,731
IFB Ser. 05-45, Class DA, 23.521s, 2035	80,558	131,989
IFB Ser. 07-53, Class SP, 23.301s, 2037	61,014	96,949
IFB Ser. 05-75, Class GS, 19.514s, 2035	38,905	56,624
IFB Ser. 404, Class S13, IO, 6.155s, 2040	342,877	48,016
Ser. 06-46, Class OC, PO, zero %, 2036	41,690	38,541

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.513s, 2033	122,113	8

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.149s, 2049	9,360,063	55,730
Ser. 05-C3, Class XC, IO, 0.113s, 2045	27,575,856	140,158

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	75,000	72,549
Ser. 97-C1, Class X, IO, 1.341s, 2029	57,848	1,791
Ser. 05-C1, Class X1, IO, 0.299s, 2043	2,539,283	32,731

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	125	112

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.456s, 2038	454,624	61,374
IFB Ser. 11-37, Class SD, IO, 6.406s, 2038	585,088	78,256

MORTGAGE-BACKED SECURITIES (3.2%)* cont.	Principal amount	Value

Greenpoint Mortgage Funding Trust Ser. 06-AR3,
Class 4X, IO, 1s, 2036	$296,751	$11,217

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class B, 4.894s, 2042 F	111,000	111,609

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	35,351	35,704

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	33,161	33,493
Ser. 06-GG6, Class XC, IO, 0.151s, 2038	1,984,335	3,641

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 04-CB9, Class B, 5.852s, 2041	131,000	128,132
Ser. 06-LDP8, Class X, IO, 0.734s, 2045	1,943,517	35,296
Ser. 07-LDPX, Class X, IO, 0.494s, 2049	3,043,559	32,368

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 05-CB12, Class X1,
IO, 0.144s, 2037	2,275,856	21,739

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,454
Ser. 99-C1, Class G, 6.41s, 2031	37,135	36,949
Ser. 98-C4, Class H, 5.6s, 2035	50,000	54,094

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040 F	75,000	80,497
Ser. 05-C7, Class AJ, 5.323s, 2040	67,000	68,065
Ser. 06-C7, Class A2, 5.3s, 2038	82,799	82,799

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.842s, 2038	1,247,564	29,139
Ser. 05-C2, Class XCL, IO, 0.503s, 2040	2,386,488	18,230
Ser. 06-C7, Class XCL, IO, 0.332s, 2038	2,201,230	30,877
Ser. 06-C6, Class XCL, IO, 0.247s, 2039	7,248,973	126,458
Ser. 05-C5, Class XCL, IO, 0.232s, 2040	4,355,806	65,211
Ser. 05-C7, Class XCL, IO, 0.151s, 2040	2,899,893	17,718

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050	128,000	132,092
Ser. 05-MCP1, Class XC, IO, 0.248s, 2043	2,412,768	27,037

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 1.05s, 2039	763,243	10,817

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.301s, 2045	438,783	32,909
Ser. 05-C3, Class X, IO, 6.088s, 2044	111,159	8,337

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.918s, 2041	111,325	111,951
FRB Ser. 07-HQ12, Class A2, 5.781s, 2049	111,820	113,776
Ser. 07-IQ14, Class A2, 5.61s, 2049	57,690	59,690

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.853s, 2043	79,143	81,517

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	585,078	21,589
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036	269,440	140,614
Ser. 06-AR8, Class X, IO, 0.4s, 2036	890,082	11,927

TIAA Seasoned Commercial Mortgage Trust FRB
Ser. 07-C4, Class AJ, 5.62s, 2039 F	89,000	91,198

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	33,166	34,349
Ser. 07-C34, IO, 0.544s, 2046	1,600,981	24,655

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.513s, 2042	3,010,967	27,580
Ser. 06-C26, Class XC, IO, 0.091s, 2045	1,460,971	4,076
Ser. 06-C23, Class XC, IO, 0.081s, 2045	2,512,559	11,583

24 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (3.2%)* cont.	Principal amount	Value

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	$10,000	$8,501

Washington Mutual Mortgage Pass-Through
Certificates FRB Ser. 07-HY1, Class A3A,
0.475s, 2037	358,516	194,495

Total mortgage-backed securities (cost $5,812,105)		$6,677,994

INVESTMENT COMPANIES (0.8%)*	Shares	Value

iShares Russell 2000 Growth Index Fund	697	$63,755

Market Vectors Gold Miners ETF	1,188	53,187

SPDR S&P 500 ETF Trust	11,419	1,556,067

Total investment companies (cost $1,540,970)		$1,673,009

COMMODITY LINKED NOTES (0.7%)*	Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec.
notes Ser. A, 1-month LIBOR less 0.16%, 2013
(Indexed to the DB Custom Commodity Index: 75%
S&P GSCI Gold Index TR and 25% S&P GSCI Light
Energy Index TR multiplied by 3) (United Kingdom)	$669,000	$700,844

UBS AG/London 144A notes 1-month LIBOR less
0.10%, 2013 (Indexed to the UBS Custom Commodity
Index: 75% S&P GSCI Gold Index TR and 25% S&P
GSCI Light Energy Index TR multiplied by 3) (Jersey)	669,000	701,569

Total commodity linked notes (cost $1,338,000)		$1,402,413

ASSET-BACKED SECURITIES (0.3%)*	Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB
Ser. 06-HE7, Class 2A2, 0.405s, 2036	$192,095	$103,731

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 07-FF1, Class A2B,
0.335s, 2038	812,427	387,934

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.992s, 2032	43,554	18,293

Merrill Lynch First Franklin Mortgage Loan Trust
FRB Ser. 07-3, Class A2B, 0 3/8s, 2037	369,971	217,173

Total asset-backed securities (cost $742,460)		$727,131

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.489s, 2018	$83,714	$73,982

Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.49s, 2014	14,542	13,439

Chesapeake Energy Corp. bank term loan FRN
8 1/2s, 2017	35,000	34,666

First Data Corp. bank term loan FRN 4.24s, 2018	99,303	91,033

First Data Corp. bank term loan FRN Ser. B3,
2.99s, 2014	10,568	10,120

Goodman Global, Inc. bank term loan FRN 9s, 2017	22,273	22,523

Intelsat SA bank term loan FRN 3.24s, 2014
(Luxembourg)	85,000	82,748

Landry’s, Inc. bank term loan FRN Ser. B,
6 1/2s, 2017	49,875	49,937

National Bedding Company, LLC bank term loan FRN
Ser. B, 4 3/8s, 2013	6,293	6,293

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.741s, 2017	130,971	78,104

Univision Communications, Inc. bank term loan FRN
4.489s, 2017	17,604	16,569

West Corp. bank term loan FRN Ser. B2,
2.653s, 2013	3,623	3,609

West Corp. bank term loan FRN Ser. B5,
4.489s, 2016	8,765	8,692

Total senior loans (cost $525,021)		$491,715

PREFERRED STOCKS (0.1%)*			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			83	$73,945

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			2,540	61,087

Samsung Electronics Co., Ltd. zero % cum. pfd.
(South Korea)			23	15,221

Total preferred stocks (cost $126,200)				$150,253

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

Entertainment Properties Trust Ser. C, $1.438
cum. cv. pfd. R			1,280	$24,382

General Motors Co. Ser. B, $2.375 cv. pfd.			943	31,298

Lehman Brothers Holdings, Inc. 7.25% cv. pfd.
(Escrow) F			140	1

Lucent Technologies Capital Trust I 7.75% cv. pfd.			35	23,275

United Technologies Corp. 7.50% cv. pfd.			400	21,076

Total convertible preferred stocks (cost $124,945)				$100,032

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

Altra Holdings, Inc. cv. company
guaranty sr. unsec. notes 2 3/4s, 2031			$21,000	$19,294

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			6,000	8,340

Meritor, Inc. cv. company guaranty sr. unsec. notes
stepped-coupon 4 5/8s (Zero %, 3/1/16) 2026 ††			45,000	39,094

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			12,000	12,540

Total convertible bonds and notes (cost $74,536)				$79,268

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$21,075
4.071s, 1/1/14			50,000	51,672

Total municipal bonds and notes (cost $70,000)				$72,747

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Hartalega Holdings
Bhd (Malaysia)	5/29/15	MYR 4.14	720	$—

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$0.01	7,932	1,904

Total warrants (cost $1,586)				$1,904

SHORT-TERM INVESTMENTS (28.8%)*		Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.22% [d]			11,274,718	$11,274,718

Putnam Money Market Liquidity Fund 0.12% [e]			34,955,800	34,955,800

SSgA Prime Money Market Fund 0.09% P			706,961	706,961

Straight-A Funding, LLC commercial paper
with effective yields ranging from 0.178%
to 0.178%, August 10, 2012			$6,000,000	5,998,800

U.S. Treasury Bills with effective yields ranging
from 0.080% to 0.082%, July 26, 2012			32,000	31,998

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, October 18, 2012 # ##			1,791,000	1,790,436

U.S. Treasury Bills with effective yields ranging
from 0.090% to 0.106%, November 15, 2012 # ##			3,350,000	3,348,576

U.S. Treasury Bills with effective yields ranging
from 0.104% to 0.107%, December 13, 2012 # ##			411,000	410,733

U.S. Treasury Bills with effective yields ranging
from 0.169% to 0.173%, April 4, 2013 #			461,000	460,382

U.S. Treasury Bills with effective yields ranging
from 0.174% to 0.176%, May 2, 2013 ##			130,000	129,794

U.S. Treasury Bills with effective yields ranging
from 0.167% to 0.168%, May 30, 2013 ##			267,000	266,533

U.S. Treasury Bills with effective yields ranging
from 0.089% to 0.093%, August 23, 2012 # ##			642,000	641,912

Total short-term investments (cost $60,016,911)				$60,016,643

Total investments (cost $233,413,761)				$244,982,894

Putnam VT Global Asset Allocation Fund 25

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $208,275,465.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,264, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $93,350,402 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	7/18/12	$768,476	$730,546	$37,930

	Canadian Dollar	Sell	7/18/12	944,392	924,763	(19,629)

	Euro	Sell	7/18/12	2,845,812	2,808,039	(37,773)

	Norwegian Krone	Sell	7/18/12	303,503	295,763	(7,740)

	Swedish Krona	Sell	7/18/12	294,309	282,630	(11,679)

Barclays Bank PLC

	Australian Dollar	Buy	8/16/12	511,270	502,367	8,903

	Australian Dollar	Buy	7/18/12	521,652	512,009	9,643

	Australian Dollar	Sell	7/18/12	521,652	512,441	(9,211)

	Brazilian Real	Buy	7/18/12	114,641	112,270	2,371

	Brazilian Real	Sell	7/18/12	114,641	112,208	(2,433)

	Brazilian Real	Sell	8/16/12	35,831	35,755	(76)

	British Pound	Buy	8/16/12	397,131	393,504	3,627

26 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	British Pound	Buy	7/18/12	$524,328	$517,366	$6,962

	British Pound	Sell	7/18/12	524,328	519,814	(4,514)

	Canadian Dollar	Sell	8/16/12	113,042	111,667	(1,375)

	Canadian Dollar	Buy	7/18/12	517,658	509,916	7,742

	Canadian Dollar	Sell	7/18/12	517,658	509,804	(7,854)

	Chilean Peso	Buy	8/16/12	93,112	93,108	4

	Chilean Peso	Buy	7/18/12	233,895	231,017	2,878

	Chilean Peso	Sell	7/18/12	233,895	229,752	(4,143)

	Czech Koruna	Sell	8/16/12	231,249	231,829	580

	Czech Koruna	Buy	7/18/12	382,553	379,530	3,023

	Czech Koruna	Sell	7/18/12	382,553	373,125	(9,428)

	Euro	Buy	8/16/12	556,653	546,960	9,693

	Euro	Buy	7/18/12	1,594,845	1,570,528	24,317

	Euro	Sell	7/18/12	1,594,845	1,576,202	(18,643)

	Hong Kong Dollar	Buy	7/18/12	538,941	538,922	19

	Hungarian Forint	Buy	7/18/12	82,925	79,125	3,800

	Hungarian Forint	Sell	7/18/12	82,925	75,203	(7,722)

	Indian Rupee	Sell	7/18/12	36,312	35,520	(792)

	Japanese Yen	Buy	8/16/12	1,085,704	1,093,286	(7,582)

	Japanese Yen	Buy	7/18/12	1,085,271	1,108,022	(22,751)

	Japanese Yen	Sell	7/18/12	1,085,271	1,092,791	7,520

	Malaysian Ringgit	Sell	7/18/12	77,830	77,250	(580)

	Mexican Peso	Buy	7/18/12	134,251	133,200	1,051

	Mexican Peso	Sell	7/18/12	134,251	126,996	(7,255)

	Mexican Peso	Sell	8/16/12	80,714	80,891	177

	New Zealand Dollar	Sell	7/18/12	61,814	59,012	(2,802)

	Norwegian Krone	Buy	8/16/12	87,579	81,877	5,702

	Norwegian Krone	Buy	7/18/12	556,970	546,142	10,828

	Norwegian Krone	Sell	7/18/12	556,970	543,983	(12,987)

	Singapore Dollar	Sell	7/18/12	65,364	64,410	(954)

	South African Rand	Buy	7/18/12	165,011	161,904	3,107

	South African Rand	Sell	7/18/12	165,011	155,781	(9,230)

	South Korean Won	Buy	7/18/12	79,906	79,173	733

	Swedish Krona	Buy	7/18/12	261,006	258,045	2,961

	Swedish Krona	Sell	7/18/12	261,006	255,197	(5,809)

	Taiwan Dollar	Buy	7/18/12	11,305	12,103	(798)

	Turkish Lira	Buy	8/16/12	64,067	64,328	(261)

	Turkish Lira	Buy	7/18/12	206,498	204,496	2,002

	Turkish Lira	Sell	7/18/12	206,498	206,171	(327)

Citibank, N.A.

	Australian Dollar	Buy	7/18/12	270,024	265,518	4,506

	Australian Dollar	Sell	7/18/12	270,024	256,374	(13,650)

	Brazilian Real	Sell	8/16/12	452,620	452,777	157

	Brazilian Real	Buy	7/18/12	559,757	558,321	1,436

	Brazilian Real	Sell	7/18/12	559,757	553,034	(6,723)

	British Pound	Buy	8/16/12	3,153,715	3,124,183	29,532

	British Pound	Buy	7/18/12	3,153,955	3,094,187	59,768

	British Pound	Sell	7/18/12	3,153,955	3,124,364	(29,591)

	Canadian Dollar	Sell	8/16/12	658,433	650,137	(8,296)

	Canadian Dollar	Buy	7/18/12	928,190	914,406	13,784

	Canadian Dollar	Sell	7/18/12	928,190	911,772	(16,418)

	Czech Koruna	Sell	8/16/12	114,358	114,783	425

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Czech Koruna	Buy	7/18/12	$193,768	$191,862	$1,906

	Czech Koruna	Sell	7/18/12	193,768	190,802	(2,966)

	Danish Krone	Buy	7/18/12	147,686	146,108	1,578

	Euro	Sell	8/16/12	642,994	631,533	(11,461)

	Euro	Buy	7/18/12	655,227	643,624	11,603

	Euro	Sell	7/18/12	655,227	651,635	(3,592)

	Japanese Yen	Buy	8/16/12	1,055,632	1,063,139	(7,507)

	Japanese Yen	Buy	7/18/12	1,055,211	1,077,084	(21,873)

	Japanese Yen	Sell	7/18/12	1,055,211	1,062,630	7,419

	Mexican Peso	Buy	7/18/12	81,374	79,911	1,463

	Mexican Peso	Sell	7/18/12	81,374	77,651	(3,723)

	Mexican Peso	Sell	8/16/12	55,245	55,395	150

	Singapore Dollar	Sell	7/18/12	101,835	101,038	(797)

	South African Rand	Buy	7/18/12	160,288	158,469	1,819

	South African Rand	Sell	7/18/12	160,288	151,207	(9,081)

	South Korean Won	Buy	7/18/12	30,586	30,794	(208)

	Taiwan Dollar	Sell	7/18/12	77,582	77,457	(125)

	Turkish Lira	Buy	8/16/12	49,556	49,840	(284)

	Turkish Lira	Buy	7/18/12	128,703	125,134	3,569

	Turkish Lira	Sell	7/18/12	128,703	126,111	(2,592)

Credit Suisse AG

	Australian Dollar	Sell	8/16/12	416,273	408,649	(7,624)

	Australian Dollar	Buy	7/18/12	1,149,597	1,124,840	24,757

	Australian Dollar	Sell	7/18/12	1,149,597	1,092,130	(57,467)

	Brazilian Real	Buy	8/16/12	67,219	67,014	205

	Brazilian Real	Buy	7/18/12	144,617	141,123	3,494

	Brazilian Real	Sell	7/18/12	144,617	143,011	(1,606)

	British Pound	Buy	8/16/12	614,645	608,846	5,799

	British Pound	Buy	7/18/12	873,880	860,912	12,968

	British Pound	Sell	7/18/12	873,880	869,327	(4,553)

	Canadian Dollar	Sell	8/16/12	1,131,110	1,119,195	(11,915)

	Canadian Dollar	Buy	7/18/12	1,183,877	1,168,972	14,905

	Canadian Dollar	Sell	7/18/12	1,183,877	1,163,200	(20,677)

	Chilean Peso	Buy	8/16/12	29,593	29,966	(373)

	Chilean Peso	Buy	7/18/12	388,439	383,901	4,538

	Chilean Peso	Sell	7/18/12	388,439	381,862	(6,577)

	Czech Koruna	Sell	8/16/12	150,467	150,798	331

	Czech Koruna	Buy	7/18/12	229,891	227,894	1,997

	Czech Koruna	Sell	7/18/12	229,891	225,966	(3,925)

	Euro	Sell	8/16/12	381,821	375,284	(6,537)

	Euro	Buy	7/18/12	1,115,037	1,097,342	17,695

	Euro	Sell	7/18/12	1,115,037	1,108,981	(6,056)

	Hungarian Forint	Buy	8/16/12	55,116	55,315	(199)

	Hungarian Forint	Buy	7/18/12	160,528	154,959	5,569

	Hungarian Forint	Sell	7/18/12	160,528	152,465	(8,063)

	Japanese Yen	Sell	8/16/12	540,911	544,470	3,559

	Japanese Yen	Buy	7/18/12	1,494,308	1,504,018	(9,710)

	Japanese Yen	Sell	7/18/12	1,494,308	1,518,502	24,194

	Mexican Peso	Buy	8/16/12	6,994	7,014	(20)

	Mexican Peso	Buy	7/18/12	172,898	163,276	9,622

	Mexican Peso	Sell	7/18/12	172,898	165,966	(6,932)

	New Zealand Dollar	Sell	7/18/12	156,414	150,978	(5,436)

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Norwegian Krone	Sell	8/16/12	$476,733	$467,809	$(8,924)

	Norwegian Krone	Buy	7/18/12	737,670	725,208	12,462

	Norwegian Krone	Sell	7/18/12	737,670	720,206	(17,464)

	Philippines Peso	Buy	7/18/12	79,940	77,862	2,078

	Polish Zloty	Sell	8/16/12	62,307	62,095	(212)

	Polish Zloty	Buy	7/18/12	140,781	140,475	306

	Polish Zloty	Sell	7/18/12	140,781	137,254	(3,527)

	Singapore Dollar	Sell	7/18/12	2,684	2,397	(287)

	South African Rand	Buy	7/18/12	158,103	156,366	1,737

	South African Rand	Sell	7/18/12	158,103	151,613	(6,490)

	South Korean Won	Buy	7/18/12	77,797	76,904	893

	Swedish Krona	Buy	8/16/12	260,642	255,408	5,234

	Swedish Krona	Buy	7/18/12	527,445	516,514	10,931

	Swedish Krona	Sell	7/18/12	527,445	511,662	(15,783)

	Swiss Franc	Sell	8/16/12	204,925	201,085	(3,840)

	Swiss Franc	Buy	7/18/12	204,779	200,910	3,869

	Swiss Franc	Sell	7/18/12	204,779	201,990	(2,789)

	Taiwan Dollar	Sell	7/18/12	20,538	20,339	(199)

	Turkish Lira	Buy	8/16/12	13,854	13,909	(55)

	Turkish Lira	Buy	7/18/12	389,360	383,688	5,672

	Turkish Lira	Sell	7/18/12	389,360	381,643	(7,717)

Deutsche Bank AG

	Australian Dollar	Buy	8/16/12	260,222	255,022	5,200

	Australian Dollar	Buy	7/18/12	260,928	258,004	2,924

	Australian Dollar	Sell	7/18/12	260,928	255,696	(5,232)

	Brazilian Real	Buy	7/18/12	77,073	76,123	950

	Brazilian Real	Sell	7/18/12	77,073	75,673	(1,400)

	British Pound	Sell	8/16/12	127,157	125,999	(1,158)

	British Pound	Buy	7/18/12	127,167	126,007	1,160

	British Pound	Sell	7/18/12	127,167	126,285	(882)

	Canadian Dollar	Sell	8/16/12	578,263	570,322	(7,941)

	Canadian Dollar	Buy	7/18/12	517,461	511,423	6,038

	Canadian Dollar	Sell	7/18/12	517,461	509,664	(7,797)

	Czech Koruna	Sell	8/16/12	150,011	150,445	434

	Czech Koruna	Buy	7/18/12	229,424	227,520	1,904

	Czech Koruna	Sell	7/18/12	229,424	225,047	(4,377)

	Euro	Sell	8/16/12	1,380,555	1,356,667	(23,888)

	Euro	Buy	7/18/12	1,380,190	1,356,315	23,875

	Euro	Sell	7/18/12	1,380,190	1,367,628	(12,562)

	Mexican Peso	Buy	7/18/12	90,289	89,489	800

	Mexican Peso	Sell	7/18/12	90,289	86,620	(3,669)

	Mexican Peso	Sell	8/16/12	64,240	64,294	54

	Polish Zloty	Sell	8/16/12	61,351	61,248	(103)

	Polish Zloty	Buy	7/18/12	81,880	81,598	282

	Polish Zloty	Sell	7/18/12	81,880	75,940	(5,940)

	Singapore Dollar	Sell	7/18/12	23,524	23,440	(84)

	South Korean Won	Buy	8/16/12	61,165	61,449	(284)

	South Korean Won	Buy	7/18/12	817	1,223	(406)

	Swedish Krona	Buy	7/18/12	260,934	256,707	4,227

	Swedish Krona	Sell	7/18/12	260,934	255,123	(5,811)

	Turkish Lira	Buy	8/16/12	126,492	126,607	(115)

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Turkish Lira	Buy	7/18/12	$206,002	$202,522	$3,480

	Turkish Lira	Sell	7/18/12	206,002	203,220	(2,782)

Goldman Sachs International

	Australian Dollar	Buy	8/16/12	253,800	249,112	4,688

	Australian Dollar	Buy	7/18/12	523,390	512,141	11,249

	Australian Dollar	Sell	7/18/12	523,390	505,108	(18,282)

	Canadian Dollar	Sell	8/16/12	9,813	9,688	(125)

	Canadian Dollar	Buy	7/18/12	259,516	257,010	2,506

	Canadian Dollar	Sell	7/18/12	259,516	257,600	(1,916)

	Chilean Peso	Buy	7/18/12	155,521	153,323	2,198

	Chilean Peso	Sell	7/18/12	155,521	155,556	35

	Chilean Peso	Buy	8/16/12	78,019	78,070	(51)

	Czech Koruna	Sell	8/16/12	151,285	151,934	649

	Czech Koruna	Buy	7/18/12	151,298	151,957	(659)

	Czech Koruna	Sell	7/18/12	151,298	148,878	(2,420)

	Euro	Sell	8/16/12	3,790,356	3,724,027	(66,329)

	Euro	Buy	7/18/12	3,789,354	3,723,039	66,315

	Euro	Sell	7/18/12	3,789,354	3,743,553	(45,801)

	Japanese Yen	Sell	8/16/12	2,416,770	2,433,648	16,878

	Japanese Yen	Buy	7/18/12	2,415,807	2,432,484	(16,677)

	Japanese Yen	Sell	7/18/12	2,415,807	2,462,958	47,151

	Singapore Dollar	Sell	7/18/12	83,204	82,563	(641)

	South Korean Won	Buy	7/18/12	78,490	77,838	652

	Swedish Krona	Buy	8/16/12	110,151	107,931	2,220

	Swedish Krona	Buy	7/18/12	264,214	257,337	6,877

	Swedish Krona	Sell	7/18/12	264,214	255,928	(8,286)

	Turkish Lira	Buy	8/16/12	126,492	127,133	(641)

	Turkish Lira	Buy	7/18/12	206,002	202,053	3,949

	Turkish Lira	Sell	7/18/12	206,002	203,731	(2,271)

HSBC Bank USA, National Association

	Australian Dollar	Sell	8/16/12	1,236,406	1,208,049	(28,357)

	Australian Dollar	Buy	7/18/12	1,706,019	1,671,186	34,833

	Australian Dollar	Sell	7/18/12	1,706,019	1,621,848	(84,171)

	British Pound	Sell	8/16/12	3,306,711	3,277,098	(29,613)

	British Pound	Buy	7/18/12	3,565,524	3,535,882	29,642

	British Pound	Sell	7/18/12	3,565,524	3,500,770	(64,754)

	Canadian Dollar	Sell	8/16/12	434,605	429,183	(5,422)

	Canadian Dollar	Buy	7/18/12	434,883	429,416	5,467

	Canadian Dollar	Sell	7/18/12	434,883	428,626	(6,257)

	Czech Koruna	Sell	8/16/12	219,047	219,653	606

	Czech Koruna	Buy	7/18/12	372,100	368,262	3,838

	Czech Koruna	Sell	7/18/12	372,100	362,207	(9,893)

	Euro	Sell	8/16/12	876,061	861,056	(15,005)

	Euro	Buy	7/18/12	1,684,199	1,656,516	27,683

	Euro	Sell	7/18/12	1,684,199	1,669,598	(14,601)

	Indian Rupee	Sell	7/18/12	75,774	75,540	(234)

	Japanese Yen	Buy	8/16/12	211,129	212,532	(1,403)

	Japanese Yen	Buy	7/18/12	211,045	212,469	(1,424)

	Japanese Yen	Sell	7/18/12	211,045	212,422	1,377

	New Zealand Dollar	Buy	7/18/12	25,509	28,268	(2,759)

	Norwegian Krone	Buy	8/16/12	579,619	568,236	11,383

	Norwegian Krone	Buy	7/18/12	842,781	821,927	20,854

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	Norwegian Krone	Sell	7/18/12	$842,781	$823,175	$(19,606)

	Singapore Dollar	Buy	7/18/12	610,852	605,126	5,726

	South Korean Won	Buy	7/18/12	46,467	46,108	359

	Turkish Lira	Buy	8/16/12	172,434	172,302	132

	Turkish Lira	Buy	7/18/12	173,496	171,215	2,281

	Turkish Lira	Sell	7/18/12	173,496	173,212	(284)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	8/16/12	1,137,107	1,120,600	16,507

	Australian Dollar	Buy	7/18/12	935,581	897,837	37,744

	Australian Dollar	Sell	7/18/12	935,581	918,604	(16,977)

	Brazilian Real	Buy	7/18/12	65,708	64,794	914

	Brazilian Real	Sell	7/18/12	65,708	65,479	(229)

	Brazilian Real	Buy	8/16/12	65,097	64,918	179

	British Pound	Buy	8/16/12	1,165,241	1,154,694	10,547

	British Pound	Buy	7/18/12	1,165,330	1,148,210	17,120

	British Pound	Sell	7/18/12	1,165,330	1,154,769	(10,561)

	Canadian Dollar	Sell	8/16/12	1,308,525	1,292,327	(16,198)

	Canadian Dollar	Buy	7/18/12	1,750,040	1,724,675	25,365

	Canadian Dollar	Sell	7/18/12	1,750,040	1,720,816	(29,224)

	Chilean Peso	Buy	8/16/12	92,065	92,071	(6)

	Chilean Peso	Buy	7/18/12	232,844	228,294	4,550

	Chilean Peso	Sell	7/18/12	232,844	228,744	(4,100)

	Czech Koruna	Sell	8/16/12	191,094	191,627	533

	Czech Koruna	Buy	7/18/12	191,110	191,656	(546)

	Czech Koruna	Sell	7/18/12	191,110	188,775	(2,335)

	Euro	Sell	8/16/12	175,845	172,739	(3,106)

	Euro	Buy	7/18/12	1,350,954	1,329,798	21,156

	Euro	Sell	7/18/12	1,350,954	1,333,915	(17,039)

	Hong Kong Dollar	Sell	7/18/12	625,475	625,445	(30)

	Hungarian Forint	Buy	7/18/12	82,926	79,119	3,807

	Hungarian Forint	Sell	7/18/12	82,926	75,213	(7,713)

	Japanese Yen	Buy	8/16/12	1,161,513	1,169,757	(8,244)

	Japanese Yen	Buy	7/18/12	1,161,050	1,185,658	(24,608)

	Japanese Yen	Sell	7/18/12	1,161,050	1,169,213	8,163

	Mexican Peso	Buy	8/16/12	29,321	29,396	(75)

	Mexican Peso	Buy	7/18/12	108,254	103,452	4,802

	Mexican Peso	Sell	7/18/12	108,254	105,304	(2,950)

	New Zealand Dollar	Sell	7/18/12	209,831	201,914	(7,917)

	Norwegian Krone	Sell	8/16/12	210,455	205,999	(4,456)

	Norwegian Krone	Buy	7/18/12	262,557	258,952	3,605

	Norwegian Krone	Sell	7/18/12	262,557	255,304	(7,253)

	Polish Zloty	Buy	7/18/12	81,850	79,118	2,732

	Polish Zloty	Sell	7/18/12	81,850	75,916	(5,934)

	Singapore Dollar	Sell	7/18/12	591,433	586,605	(4,828)

	South African Rand	Buy	8/16/12	61,019	60,997	22

	South African Rand	Sell	7/18/12	13,279	9,703	(3,576)

	South Korean Won	Buy	7/18/12	79,933	79,063	870

	Swedish Krona	Buy	8/16/12	423,430	419,313	4,117

	Swedish Krona	Buy	7/18/12	522,909	513,673	9,236

	Swedish Krona	Sell	7/18/12	522,909	511,758	(11,151)

	Swiss Franc	Sell	8/16/12	2,953	2,899	(54)

	Swiss Franc	Buy	7/18/12	2,951	2,896	55

Putnam VT Global Asset Allocation Fund 31

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Swiss Franc	Sell	7/18/12	$2,951	$2,914	$(37)

	Taiwan Dollar	Sell	7/18/12	78,013	78,019	6

	Turkish Lira	Buy	8/16/12	165,370	165,898	(528)

	Turkish Lira	Buy	7/18/12	285,175	281,194	3,981

	Turkish Lira	Sell	7/18/12	285,175	282,607	(2,568)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	8/16/12	687,911	674,630	13,281

	Australian Dollar	Buy	7/18/12	689,779	660,600	29,179

	Australian Dollar	Sell	7/18/12	689,779	676,250	(13,529)

	Brazilian Real	Buy	7/18/12	178,116	175,682	2,434

	Brazilian Real	Sell	7/18/12	178,116	177,585	(531)

	Brazilian Real	Buy	8/16/12	177,129	176,650	479

	British Pound	Sell	8/16/12	6,932,254	6,866,542	(65,712)

	British Pound	Buy	7/18/12	7,190,559	7,123,195	67,364

	British Pound	Sell	7/18/12	7,190,559	7,056,890	(133,669)

	Canadian Dollar	Buy	7/18/12	69,813	68,431	1,382

	Canadian Dollar	Sell	7/18/12	69,813	68,979	(834)

	Chilean Peso	Buy	7/18/12	80,772	78,767	2,005

	Chilean Peso	Sell	7/18/12	80,772	80,770	(2)

	Chilean Peso	Buy	8/16/12	3,573	3,575	(2)

	Czech Koruna	Sell	8/16/12	115,037	115,327	290

	Czech Koruna	Buy	7/18/12	194,447	192,425	2,022

	Czech Koruna	Sell	7/18/12	194,447	190,967	(3,480)

	Euro	Buy	8/16/12	1,827,954	1,828,353	(399)

	Euro	Buy	7/18/12	2,862,898	2,826,708	36,190

	Euro	Sell	7/18/12	2,862,898	2,851,828	(11,070)

	Japanese Yen	Buy	8/16/12	863,925	870,384	(6,459)

	Japanese Yen	Buy	7/18/12	910,695	929,560	(18,865)

	Japanese Yen	Sell	7/18/12	910,695	919,447	8,752

	Mexican Peso	Buy	7/18/12	132,964	130,777	2,187

	Mexican Peso	Sell	7/18/12	132,964	125,663	(7,301)

	Mexican Peso	Sell	8/16/12	52,774	52,889	115

	New Zealand Dollar	Sell	7/18/12	79,326	75,828	(3,498)

	Norwegian Krone	Sell	8/16/12	5,908	5,789	(119)

	Norwegian Krone	Buy	7/18/12	266,354	262,684	3,670

	Norwegian Krone	Sell	7/18/12	266,354	259,808	(6,546)

	Polish Zloty	Buy	7/18/12	81,850	79,122	2,728

	Polish Zloty	Sell	7/18/12	81,850	75,921	(5,929)

	Singapore Dollar	Sell	7/18/12	80,599	79,476	(1,123)

	South African Rand	Buy	7/18/12	1,355	5,766	(4,411)

	South Korean Won	Buy	7/18/12	113,169	112,343	826

	Swedish Krona	Buy	8/16/12	694,074	679,487	14,587

	Swedish Krona	Buy	7/18/12	1,229,034	1,189,062	39,972

	Swedish Krona	Sell	7/18/12	1,229,034	1,191,900	(37,134)

	Taiwan Dollar	Sell	7/18/12	79,449	79,359	(90)

	Turkish Lira	Buy	8/16/12	158,526	158,743	(217)

	Turkish Lira	Buy	7/18/12	159,502	156,799	2,703

	Turkish Lira	Sell	7/18/12	159,502	159,627	125

State Street Bank and Trust Co.

	Australian Dollar	Buy	8/16/12	710,641	697,688	12,953

	Australian Dollar	Buy	7/18/12	733,420	717,444	15,976

	Australian Dollar	Sell	7/18/12	733,420	719,304	(14,116)

32 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Brazilian Real	Buy	7/18/12	$77,470	$76,165	$1,305

	Brazilian Real	Sell	7/18/12	77,470	75,995	(1,475)

	Brazilian Real	Buy	8/16/12	27,983	27,972	11

	British Pound	Buy	8/16/12	51,520	48,926	2,594

	British Pound	Buy	7/18/12	256,213	255,170	1,043

	British Pound	Sell	7/18/12	256,213	253,907	(2,306)

	Canadian Dollar	Sell	8/16/12	1,020,424	1,007,655	(12,769)

	Canadian Dollar	Buy	7/18/12	1,279,219	1,264,617	14,602

	Canadian Dollar	Sell	7/18/12	1,279,219	1,255,744	(23,475)

	Chilean Peso	Buy	7/18/12	154,844	153,978	866

	Chilean Peso	Sell	7/18/12	154,844	154,747	(97)

	Chilean Peso	Buy	8/16/12	77,344	77,441	(97)

	Czech Koruna	Sell	8/16/12	228,715	229,331	616

	Czech Koruna	Buy	7/18/12	308,136	306,436	1,700

	Czech Koruna	Sell	7/18/12	308,136	302,256	(5,880)

	Euro	Buy	8/16/12	183,947	180,757	3,190

	Euro	Buy	7/18/12	2,168,563	2,141,899	26,664

	Euro	Sell	7/18/12	2,168,563	2,147,306	(21,257)

	Hungarian Forint	Buy	8/16/12	72,420	72,754	(334)

	Hungarian Forint	Buy	7/18/12	155,634	144,302	11,332

	Hungarian Forint	Sell	7/18/12	155,634	148,235	(7,399)

	Japanese Yen	Buy	8/16/12	523,869	527,474	(3,605)

	Japanese Yen	Buy	7/18/12	1,028,887	1,040,014	(11,127)

	Japanese Yen	Sell	7/18/12	1,028,887	1,038,734	9,847

	Mexican Peso	Buy	7/18/12	80,461	78,887	1,574

	Mexican Peso	Sell	7/18/12	80,461	76,776	(3,685)

	Mexican Peso	Sell	8/16/12	53,573	53,698	125

	New Zealand Dollar	Sell	7/18/12	157,693	153,049	(4,644)

	Norwegian Krone	Sell	8/16/12	261,377	256,325	(5,052)

	Norwegian Krone	Buy	7/18/12	522,158	512,711	9,447

	Norwegian Krone	Sell	7/18/12	522,158	507,270	(14,888)

	Polish Zloty	Buy	7/18/12	13,452	13,115	337

	Polish Zloty	Sell	7/18/12	13,452	12,684	(768)

	Singapore Dollar	Sell	7/18/12	5,447	4,873	(574)

	South African Rand	Buy	7/18/12	76,574	78,399	(1,825)

	South Korean Won	Buy	7/18/12	114,721	114,239	482

	Swedish Krona	Buy	8/16/12	830,435	814,114	16,321

	Swedish Krona	Buy	7/18/12	519,123	514,120	5,003

	Swedish Krona	Sell	7/18/12	519,123	508,542	(10,581)

	Swiss Franc	Sell	8/16/12	2,531	2,485	(46)

	Swiss Franc	Buy	7/18/12	2,529	2,483	46

	Swiss Franc	Sell	7/18/12	2,529	2,498	(31)

	Taiwan Dollar	Sell	7/18/12	47,945	47,388	(557)

	Thai Baht	Buy	7/18/12	77,741	78,454	(713)

	Turkish Lira	Buy	8/16/12	157,485	158,370	(885)

	Turkish Lira	Buy	7/18/12	158,455	156,705	1,750

	Turkish Lira	Sell	7/18/12	158,455	159,247	792

UBS AG

	Australian Dollar	Buy	8/16/12	194,988	191,422	3,566

	Australian Dollar	Buy	7/18/12	952,444	926,715	25,729

	Australian Dollar	Sell	7/18/12	952,444	917,231	(35,213)

	British Pound	Buy	8/16/12	6,211,280	6,154,900	56,380

Putnam VT Global Asset Allocation Fund 33

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	British Pound	Buy	7/18/12	$6,259,674	$6,141,091	$118,583

	British Pound	Sell	7/18/12	6,259,674	6,202,072	(57,602)

	Canadian Dollar	Sell	8/16/12	1,488,098	1,471,535	(16,563)

	Canadian Dollar	Buy	7/18/12	1,552,482	1,534,349	18,133

	Canadian Dollar	Sell	7/18/12	1,552,482	1,524,419	(28,063)

	Czech Koruna	Sell	8/16/12	155,103	155,546	443

	Czech Koruna	Buy	7/18/12	234,517	232,628	1,889

	Czech Koruna	Sell	7/18/12	234,517	230,343	(4,174)

	Euro	Buy	8/16/12	2,104,192	2,067,340	36,852

	Euro	Buy	7/18/12	7,403,161	7,292,400	110,761

	Euro	Sell	7/18/12	7,403,161	7,290,627	(112,534)

	Hungarian Forint	Buy	8/16/12	58,995	59,285	(290)

	Hungarian Forint	Buy	7/18/12	158,076	151,296	6,780

	Hungarian Forint	Sell	7/18/12	158,076	150,294	(7,782)

	Indian Rupee	Sell	7/18/12	75,772	75,855	83

	Japanese Yen	Sell	8/16/12	784,403	789,949	5,546

	Japanese Yen	Buy	7/18/12	1,288,590	1,301,897	(13,307)

	Japanese Yen	Sell	7/18/12	1,288,590	1,315,150	26,560

	Mexican Peso	Buy	7/18/12	591	553	38

	Mexican Peso	Sell	7/18/12	591	592	1

	Mexican Peso	Sell	8/16/12	69,928	70,026	98

	Mexican Peso	Buy	7/18/12	161,019	158,148	2,871

	Mexican Peso	Sell	7/18/12	161,019	152,181	(8,838)

	New Zealand Dollar	Sell	7/18/12	81,006	77,376	(3,630)

	Norwegian Krone	Buy	8/16/12	1,261,402	1,237,017	24,385

	Norwegian Krone	Buy	7/18/12	1,631,411	1,592,175	39,236

	Norwegian Krone	Sell	7/18/12	1,631,411	1,597,740	(33,671)

	Philippines Peso	Buy	7/18/12	79,940	77,961	1,979

	Polish Zloty	Buy	7/18/12	81,131	78,939	2,192

	Polish Zloty	Sell	7/18/12	81,131	76,554	(4,577)

	Singapore Dollar	Sell	7/18/12	100,572	99,872	(700)

	South African Rand	Buy	7/18/12	79,649	76,413	3,236

	South African Rand	Sell	7/18/12	79,649	77,752	(1,897)

	South Korean Won	Buy	7/18/12	5	9	(4)

	Swedish Krona	Sell	8/16/12	77,519	75,957	(1,562)

	Swedish Krona	Buy	7/18/12	604,309	586,895	17,414

	Swedish Krona	Sell	7/18/12	604,309	580,291	(24,018)

	Swiss Franc	Sell	8/16/12	509,624	500,166	(9,458)

	Swiss Franc	Buy	7/18/12	509,261	499,819	9,442

	Swiss Franc	Sell	7/18/12	509,261	502,590	(6,671)

	Taiwan Dollar	Sell	7/18/12	76,645	76,326	(319)

	Thai Baht	Buy	7/18/12	77,737	78,503	(766)

	Turkish Lira	Buy	8/16/12	129,394	129,851	(457)

	Turkish Lira	Buy	7/18/12	130,191	127,842	2,349

	Turkish Lira	Sell	7/18/12	130,191	130,603	412

Westpac Banking Corp.

	Australian Dollar	Sell	8/16/12	1,556,439	1,523,836	(32,603)

	Australian Dollar	Buy	7/18/12	2,236,338	2,195,494	40,844

	Australian Dollar	Sell	7/18/12	2,236,338	2,124,678	(111,660)

	British Pound	Sell	8/16/12	663,503	657,481	(6,022)

	British Pound	Buy	7/18/12	921,176	913,721	7,455

	British Pound	Sell	7/18/12	921,176	903,666	(17,510)

34 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $284,989,136) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp. cont.

	Canadian Dollar	Buy	7/18/12	$345,432	$338,443	$6,989

	Canadian Dollar	Sell	7/18/12	345,432	344,381	(1,051)

	Euro	Sell	8/16/12	495,696	487,025	(8,671)

	Euro	Buy	7/18/12	5,537,405	5,450,786	86,619

	Euro	Sell	7/18/12	5,537,405	5,460,305	(77,100)

	Japanese Yen	Sell	8/16/12	834,360	840,240	5,880

	Japanese Yen	Buy	7/18/12	1,153,651	1,160,999	(7,348)

	Japanese Yen	Sell	7/18/12	1,153,651	1,175,517	21,866

	Mexican Peso	Buy	7/18/12	161,161	158,852	2,309

	Mexican Peso	Sell	7/18/12	161,161	154,081	(7,080)

	Mexican Peso	Sell	8/16/12	77,527	77,739	212

	Norwegian Krone	Sell	8/16/12	262,334	257,453	(4,881)

	Norwegian Krone	Buy	7/18/12	262,608	257,708	4,900

	Norwegian Krone	Sell	7/18/12	262,608	254,497	(8,111)

	Swedish Krona	Buy	8/16/12	208,944	204,817	4,127

	Swedish Krona	Buy	7/18/12	209,166	204,661	4,505

	Swedish Krona	Sell	7/18/12	209,166	205,013	(4,153)

Total						$(356,219)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 3 yr (Short)	6	$677,911	Sep-12	$2,484

Canadian Government Bond
10 yr (Short)	29	3,943,670	Sep-12	(35,734)

Euro STOXX 50 Index
(Short)	113	3,224,682	Sep-12	(167,312)

Euro-Bobl 5 yr (Long)	1	159,314	Sep-12	(2,192)

Euro-Bund 10 yr (Short)	2	356,618	Sep-12	11,346

Euro-Schatz 2 yr (Short)	4	559,325	Sep-12	1,507

Euro-Swiss Franc 3 Month
(Short)	17	4,478,586	Dec-12	(65,749)

FTSE 100 Index (Short)	33	2,854,451	Sep-12	(60,818)

Japanese Government
Bond 10 yr (Short)	1	1,797,586	Sep-12	(5,135)

Japanese Government
Bond 10 yr Mini (Long)	10	1,797,711	Sep-12	5,329

MSCI EAFE Index Mini
(Long)	10	711,900	Sep-12	35,130

NASDAQ 100 Index E-Mini
(Short)	44	2,296,580	Sep-12	(57,619)

OMXS 30 Index (Short)	66	981,539	Jul-12	(38,880)

Russell 2000 Index Mini
(Short)	39	3,102,060	Sep-12	(132,678)

S&P 500 Index (Long)	1	339,100	Sep-12	4,471

S&P 500 Index E-Mini
(Long)	353	23,940,460	Sep-12	838,552

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini
(Short)	93	$6,307,260	Sep-12	$(96,948)

S&P Mid Cap 400 Index
E-Mini (Long)	79	7,422,050	Sep-12	161,002

SGX MSCI Singapore Index
(Short)	9	471,901	Jul-12	(14,536)

SPI 200 Index (Short)	10	1,038,084	Sep-12	3,536

Tokyo Price Index (Short)	33	3,174,704	Sep-12	(298,253)

U.K. Gilt 10 yr (Short)	3	559,633	Sep-12	(2,827)

U.S. Treasury Bond 30 yr
(Long)	40	5,918,750	Sep-12	32,736

U.S. Treasury Bond 30 yr
(Short)	37	5,474,844	Sep-12	(15,695)

U.S. Treasury Bond Ultra
30 yr (Long)	14	2,335,813	Sep-12	35,083

U.S. Treasury Note 2 yr
(Long)	142	31,266,625	Sep-12	(13,879)

U.S. Treasury Note 2 yr
(Short)	26	5,724,875	Sep-12	2,247

U.S. Treasury Note 5 yr
(Long)	63	7,810,031	Sep-12	12,865

U.S. Treasury Note 10 yr
(Long)	37	4,934,875	Sep-12	21,609

Total				$159,642

Putnam VT Global Asset Allocation Fund 35

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC
	$1,172,000 E	$1,092	9/19/14	0.60%	3 month USD-LIBOR-BBA	$470

	920,000 E	(2,549)	9/19/17	3 month USD-LIBOR-BBA	1.10%	312

	908,000 E	(15,783)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(2,390)

	600,000	—	6/7/14	0.6055%	3 month USD-LIBOR-BBA	(739)

Citibank, N.A.
	796,000 E	(1,195)	9/19/17	3 month USD-LIBOR-BBA	1.10%	1,281

	8,288,000 E	3,684	9/19/14	0.60%	3 month USD-LIBOR-BBA	(709)

	5,544,000	—	5/11/17	3 month USD-LIBOR-BBA	1.069%	38,549

	6,735,000	—	5/11/14	3 month USD-LIBOR-BBA	0.576%	5,311

	344,000	—	5/11/22	3 month USD-LIBOR-BBA	1.9685%	7,142

	1,122,000	—	5/11/42	3 month USD-LIBOR-BBA	2.7167%	52,691

Credit Suisse International
	1,349,000 E	20,528	9/19/22	2.00%	3 month USD-LIBOR-BBA	630

	2,014,000 E	(395)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,463)

MXN	5,250,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	32,405

Deutsche Bank AG
	$18,651,000 E	(321,077)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(45,975)

	14,693,000 E	(39,638)	9/19/17	3 month USD-LIBOR-BBA	1.10%	6,057

	357,000 E	23,901	9/19/42	2.75%	3 month USD-LIBOR-BBA	7,540

MXN	5,250,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	33,299

Goldman Sachs International
	$10,522,000 E	161,501	9/19/22	2.00%	3 month USD-LIBOR-BBA	6,301

	37,736,000 E	87,020	9/19/17	1.10%	3 month USD-LIBOR-BBA	(30,339)

	13,000 E	(762)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(166)

JPMorgan Chase Bank NA
	1,803,000 E	23,561	9/19/22	2.00%	3 month USD-LIBOR-BBA	(3,033)

	642,000 E	555	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,440)

CAD	500,000	—	9/22/21	3 month CAD-BA-CDOR	2.27%	10,372

JPY	56,400,000 E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	34,213

JPY	75,800,000 E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(7,112)

MXN	750,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	4,909

MXN	8,485,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(30,307)
					BANXICO

MXN	1,330,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	5,525

Total						$123,334

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Barclay’s Bank, PLC
$200,718	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	$700
			30 year Fannie Mae pools

386,610	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,449
			30 year Fannie Mae pools

189,616	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	711
			30 year Fannie Mae pools

37,144	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	122
			30 year Fannie Mae pools

120,577	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	396
			30 year Fannie Mae pools

87,432	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	287
			30 year Fannie Mae pools

36 Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Citibank, N.A.
$74,518		1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$279
				30 year Fannie Mae pools

baskets 55		2/13/13	(3 month USD-LIBOR-BBA plus	A basket (CGPUTQL2) of	163,907
			0.10%)	common stocks

units	1,214	2/13/13	3 month USD-LIBOR-BBA minus	Russell 1000 Total Return	(72,845)
			0.15%	Index

Credit Suisse International
$623,429		1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	1,783
				30 year Ginnie Mae II pools

Goldman Sachs International
659,174		1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	40
				30 year Fannie Mae pools

JPMorgan Chase Bank NA
shares	122,265	10/22/12	(3 month USD-LIBOR-BBA plus	iShares MSCI Emerging	(229,309)
			0.04%)	Markets Index

Total					$(132,480)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	Date	fund per annum	(depreciation)

Barclay’s Bank, PLC
DJ CDX NA HY Series 18 Index	B+/P	$4,725		$178,200	6/20/17	500 bp	$(1,318)

Citibank, N.A.
DJ CDX NA IG Series 18 Index	BBB+/P	10,040		960,000	6/20/17	100 bp	4,554

DJ CDX NA IG Series 18 Index	BBB+/P	(2,233)		565,000	6/20/17	100 bp	(5,462)

Credit Suisse International
DJ CDX NA HY Series 18 Index	B+/P	154,350		4,365,900	6/20/17	500 bp	6,301

DJ CDX NA IG Series 18 Index	BBB+/P	10,752		1,260,000	6/20/17	100 bp	3,552

Deutsche Bank AG
DJ CDX NA HY Series 18 Index	B+/P	194,066		7,319,070	6/20/17	500 bp	(55,735)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	90,000	9/20/13	715 bp	9,016

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	477 bp	7,635

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	535 bp	8,789

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	3,093

JPMorgan Chase Bank NA
DJ CDX NA HY Series 18 Index	B+/P	46,909		1,769,130	6/20/17	500 bp	(13,116)

Total							$(32,691)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.”

Putnam VT Global Asset Allocation Fund 37

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,921,934	$1,875,529	$—

Capital goods	4,734,862	1,122,095	—

Communication services	4,047,975	1,103,062	—

Conglomerates	2,323,464	298,762	—

Consumer cyclicals	9,393,603	2,359,545	1

Consumer staples	8,114,335	2,332,697	645

Energy	7,737,311	1,551,724	—

Financials	12,546,715	3,848,693	—

Government	57,454	—	—

Health care	10,172,046	1,754,228	—

Technology	17,430,454	839,838	—

Transportation	760,941	356,160	—

Utilities and power	2,629,353	715,057	—

Total common stocks	83,870,447	18,157,390	646

Asset-backed securities	—	727,131	—

Commodity linked notes	—	1,402,413	—

Convertible bonds and notes	—	79,268	—

Convertible preferred stocks	21,076	78,955	1

Corporate bonds and notes	—	36,536,047	29

Foreign government bonds and notes	—	8,191,226	—

Investment companies	1,673,009	—	—

Mortgage-backed securities	—	6,677,994	—

Municipal bonds and notes	—	72,747	—

Preferred stocks	—	150,253	—

Senior loans	—	491,715	—

U.S. Government and agency mortgage obligations	—	26,812,921	—

U.S. treasury obligations	—	21,079	—

Warrants	—	—	1,904

Short-term investments	35,662,761	24,353,882	—

Totals by level	$121,227,293	$123,753,021	$2,580

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(356,219)	$—

Futures contracts	159,642	—	—

Interest rate swap contracts	—	182,891	—

Total return swap contracts	—	(132,480)	—

Credit default contracts	—	(451,300)	—

Totals by level	$159,642	$(757,108)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/12 (Unaudited)

Assets

Investment in securities, at value, including $11,333,175 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $187,183,243)	$198,752,376

Affiliated issuers (identified cost $46,230,518) (Notes 1 and 6)	46,230,518

Foreign currency (cost $485,600) (Note 1)	444,587

Dividends, interest and other receivables	1,046,985

Receivable for shares of the fund sold	139

Receivable for investments sold	421,044

Unrealized appreciation on swap contracts (Note 1)	459,621

Receivable for variation margin (Note 1)	64,284

Unrealized appreciation on forward currency contracts (Note 1)	2,073,921

Premium paid on swap contracts (Note 1)	383,632

Total assets	249,877,107

Liabilities

Payable to custodian	2,959

Payable for investments purchased	545,941

Payable for purchases of delayed delivery securities (Note 1)	24,783,188

Payable for shares of the fund repurchased	204,020

Payable for compensation of Manager (Note 2)	101,782

Payable for investor servicing fees (Note 2)	32,672

Payable for custodian fees (Note 2)	53,069

Payable for Trustee compensation and expenses (Note 2)	108,828

Payable for administrative services (Note 2)	403

Payable for distribution fees (Note 2)	14,403

Unrealized depreciation on forward currency contracts (Note 1)	2,430,140

Premium received on swap contracts (Note 1)	742,684

Unrealized depreciation on swap contracts (Note 1)	501,458

Collateral on securities loaned, at value (Note 1)	11,274,718

Collateral on certain derivative contracts, at value (Note 1)	706,961

Other accrued expenses	98,416

Total liabilities	41,601,642

Net assets	$208,275,465

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$219,942,797

Undistributed net investment income (Note 1)	1,178,503

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(24,133,688)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	11,287,853

Total — Representing net assets applicable to capital shares outstanding	$208,275,465

Computation of net asset value Class IA

Net assets	$136,243,285

Number of shares outstanding	9,125,894

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$14.93

Computation of net asset value Class IB

Net assets	$72,032,180

Number of shares outstanding	4,790,397

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.04

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Statement of operations
Six months ended 6/30/12 (Unaudited)

Investment income

Interest (net of foreign tax of $1,797) (including interest income of $18,713 from investments in affiliated issuers) (Note 6)	$1,912,094

Dividends (net of foreign tax of $44,973)	1,297,431

Securities lending (Note 1)	26,990

Total investment income	3,236,515

Expenses

Compensation of Manager (Note 2)	642,479

Investor servicing fees (Note 2)	108,138

Custodian fees (Note 2)	78,177

Trustee compensation and expenses (Note 2)	8,793

Administrative services (Note 2)	3,576

Distribution fees — Class IB (Note 2)	90,086

Auditing	79,443

Other	35,756

Total expenses	1,046,448

Expense reduction (Note 2)	(4,159)

Net expenses	1,042,289

Net investment income	2,194,226

Net realized gain on investments (net of foreign tax of $1,058) (Notes 1 and 3)	8,503,448

Net realized gain on swap contracts (Note 1)	1,609,851

Net realized gain on futures contracts (Note 1)	485,758

Net realized gain on foreign currency transactions (Note 1)	164,413

Net realized gain on written options (Notes 1 and 3)	77,952

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(538,667)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	1,531,159

Net gain on investments	11,833,914

Net increase in net assets resulting from operations	$14,028,140

Statement of changes in net assets

	Six months ended	Year ended
	6/30/12*	12/31/11

Decrease in net assets

Operations:

Net investment income	$2,194,226	$4,959,660

Net realized gain on investments and foreign currency transactions	10,841,422	7,221,959

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	992,492	(12,471,786)

Net increase (decrease) in net assets resulting from operations	14,028,140	(290,167)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(1,417,950)	(7,171,729)

Class IB	(540,548)	(3,402,380)

Decrease from capital share transactions (Note 4)	(12,688,700)	(19,455,891)

Total decrease in net assets	(619,058)	(30,320,167)

Net assets:

Beginning of period	208,894,523	239,214,690

End of period (including undistributed net investment income of $1,178,503 and $942,775, respectively)	$208,275,465	$208,894,523

* Unaudited.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/12†	$14.11	.16	.81	.97	(.15)	(.15)	$14.93	6.85*	$136,243	.45*	.45*	1.07*	82*

12/31/11	14.79	.33	(.33)	—[f]	(.68)	(.68)	14.11	(.18)	138,271.88		.88	2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[g]	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[h,i]	.86[h]	3.55[h]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[h]	.78[h]	3.31[h]	155

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820	.77[h]	.77[h]	2.49 [h]	107

Class IB

6/30/12†	$14.20	.14	.81	.95	(.11)	(.11)	$15.04	6.68*	$72,032	.57*	.57*	.95*	82*

12/31/11	14.88	.29	(.32)	(.03)	(.65)	(.65)	14.20	(.42)	70,624	1.13	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[g]	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24 [h,i]	1.11[h]	3.28[h]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03 [h]	1.03[h]	3.05[h]	155

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02[h]	1.02[h]	2.23[h]	107

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 41

Notes to financial statements 6/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through June 30, 2012.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek long-term return consistent with preservation of capital. The fund invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/ or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund

42 Putnam VT Global Asset Allocation Fund

after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund did not have any activity on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 1,500 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $198,000,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $22,500,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $184,900,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/ or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the

Putnam VT Global Asset Allocation Fund 43

fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $174,948 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,164,871 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,551,049.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $11,333,175 and the fund received cash collateral of $11,274,718.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the

44 Putnam VT Global Asset Allocation Fund

fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2011, the fund had a capital loss carryover of $33,443,619 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$6,647,677	$—	$6,647,677	12/31/16

26,795,942	—	26,795,942	12/31/17

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $235,081,920, resulting in gross unrealized appreciation and depreciation of $16,975,997 and $7,075,023, respectively, or net unrealized appreciation of $9,900,974.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 48.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $102 under the expense offset arrangements and by $4,057 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $170, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Putnam VT Global Asset Allocation Fund 45

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $134,610,338 and $142,719,650, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

	Written equity	Written equity
	option contract	option premiums
	amounts	received

Written options outstanding at the
beginning of the reporting period	$3,932,000	$155,904

Options opened	—	—

Options exercised	(1,966,000)	(77,952)

Options expired	—	—

Options closed	(1,966,000)	(77,952)

Written options outstanding at the
end of the reporting period	$—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/12		Year ended 12/31/11		Six months ended 6/30/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	65,202	$989,374	317,887	$4,640,900	325,760	$4,919,833	471,799	$6,858,367

Shares issued in connection with
reinvestment of distributions	92,859	1,417,950	486,549	7,171,729	35,123	540,548	229,117	3,402,380

	158,061	2,407,324	804,436	11,812,629	360,883	5,460,381	700,916	10,260,747

Shares repurchased	(828,806)	(12,379,465)	(1,800,526)	(26,004,425)	(545,199)	(8,176,940)	(1,072,002)	(15,524,842)

Net decrease	(670,745)	$(9,972,141)	(996,090)	$(14,191,796)	(184,316)	$(2,716,559)	(371,086)	$(5,264,095)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$28,533	Payables	$479,833

Foreign exchange contracts	Receivables	2,073,921	Payables	2,430,140

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	1,208,502*	Unrealized depreciation	1,169,198*

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	695,512*	Unrealized depreciation	522,859*

Total		$4,006,468		$4,602,030

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$1,445,469	$1,445,469

Foreign exchange contracts	—	—	125,382	(255,618)	$(130,236)

Equity contracts	—	400,724	—	420,000	$820,724

Interest rate contracts	77,952	85,034	—	—	$162,986

Total	$77,952	$485,758	$125,382	$1,609,851	$2,298,943

46 Putnam VT Global Asset Allocation Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(584,531)	$(584,531)

Foreign exchange contracts	—	—	—	(497,613)	—	$(497,613)

Equity contracts	—	—	277,957	—	53,807	$331,764

Interest rate contracts	452,367	—	65,972	—	(1,079,624)	$(561,285)

Total	$452,367	$—	$343,929	$(497,613)	$(1,610,348)	$(1,311,665)

† For the reporting period, the transaction volume for warrants was minimal.

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $18,713 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $25,666,727 and $24,836,381, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

Putnam VT Global Asset Allocation Fund 47

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2012. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for two years — since January or, for a few funds, February 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for two years, and the Trustees will continue to examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in

48 Putnam VT Global Asset Allocation Fund

particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 3rd quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2011 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

3rd	1st	3rd

Over the one-year, three-year and five-year periods ended December 31, 2011, there were 219, 173 and 122 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Putnam VT Global Asset Allocation Fund 49

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

50 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 51

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	275817 8/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2012